As filed with the Securities and Exchange Commission on, January 4, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

HORIZONS ETF TRUST I
(Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC

1 Landmark Square, 7th Floor
Stamford, CT 06901

(Address of principal executive offices) (Zip code)

Garrett Paolella

President/Chief Executive Officer

c/o Horizons ETFs Management (US) LLC

625 Madison Avenue, 3rd Floor

New York, New York 10022
(Name and address of agent for service)

(203) 439-6700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Report to Stockholders.

Annual Report

October 31, 2017

Horizons ETF Trust I

Horizons ETF Trust I, formerly known as Recon Capital Series Trust (the “Trust”), was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Horizons NASDAQ 100® Covered Call ETF (“QYLD”), Horizons S&P 500® Covered Call ETF (“HSPX”) and Horizons DAX Germany ETF (“DAX”) (each a “Fund” and collectively, the “Funds”). The Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF both trade on the NASDAQ Stock Exchange while the Horizons S&P 500® Covered Call ETF trades on the New York Stock Exchange.

NASDAQ 100® is a registered trademark of The NASDAQ Stock Market, Inc. and has been licensed for use by Horizons ETFs Management (US) LLC and QYLD. The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does this company make any representation regarding the advisability of investing in the Fund.

S&P 500® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and has been licensed for use by Horizons S&P 500® Covered Call ETF. S&P®, S&P 500®, and S&P 500 Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (US) LLC. The S&P 500 Stock Covered Call Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons ETFs Management (US) LLC. The Fund is not sponsored, endorsed, issued or promoted by S&P, nor does this company make any representation regarding the advisability of investing in the Fund.

DAX® is a registered trademark of Deutsche Börse AG and has been licensed for use by Horizons ETFs Management (US) LLC and DAX. The Fund is not sponsored, endorsed, issued, sold or promoted by Deutsche Börse AG, nor does this company make any representation regarding the advisability of investing in the Fund.

It was announced on February 1, 2017, that Horizons ETFs Management (USA) LLC completed its acquisition of Recon Capital Advisors, LLC, the investment adviser of QYLD and DAX. On February 28, 2017, the Recon Capital Series Trust was renamed Horizons ETF Trust I and the Funds were renamed as follows:

Ticker	Prior Name	New Name
QYLD	Recon Capital NASDAQ 100® Covered Call ETF	Horizons NASDAQ 100® Covered Call ETF
DAX	Recon Capital DAX Germany ETF	Horizons DAX Germany ETF

In addition to the acquisition and name change, the Horizons S&P 500® Covered Call ETF was reorganized as a series of the Trust on July 10, 2017.

The financial statements contained herein are submitted for the general information of the shareholders of each Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Fund Services, LLC, distributor.

An investment in each Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, market price risk and trading halts risk.

Shares are bought and sold at market price (not net asset value or “NAV”), are not individually redeemable, and owners of the shares may acquire those shares from the Funds and tender those shares for redemption to the Funds in creation unit aggregations only.

TABLE OF CONTENTS
October 31, 2017

Page(s)
Letter to Shareholders	3
Management Discussion of Fund Performance	4
Shareholder Expense Example	10
Portfolios of Investments	11
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	43
Supplemental Information	44
Frequency Distribution of Premiums and Discounts	45
Board Review and Approval of Advisory Contracts	46
Trustees and Officers of the Trust	56
Federal Tax Information	58

Letter to Shareholders
October 31, 2017 (Unaudited)

Dear Shareholder,

For the twelve month period that ended on October 31, 2017, investors benefitted from an environment of sustained depressed volatility as the multi-year bull market continued to march higher despite a plethora of potential negative catalysts following the election of Donald Trump as President of the United States of America.

Equity markets, local and abroad, either surpassed or approached all-time highs despite protests, negative headlines, lack of true policy reform and a protectionist, “America First” approach. Debt markets continued to provide an uninspired investment opportunity as central banks maintained a dovish stance and yields remained depressed in relation to historical levels.

As global equities continued to move higher, the broader rotation was seen with investors favoring growth over dividend paying equities. This produced a conducive state for the “FANG trade” as well as the broader technology and services space as dividend paying companies suffered, underperforming broader benchmarks.

International markets benefited from the bullishness of U.S. markets as regional economic data and global growth forecasts improved, which bolstered their investment case. Europe shrugged off tensions of populism from Brexit as well as the regional migrant crisis. In 2017, Europe’s largest economy, Germany, saw its DAX Index hit a new all-time high nearly twenty times while ten-year yields remained near thirty-year lows. In Asia, Japan’s Nikkei Index hit levels not seen since 1992 as their ten-year yields continued to rest near thirty-year lows.

The past twelve months can be categorized as a period of tremendous growth where yield investors found great difficulty sourcing income. At Horizons ETFs Management (US), we strive to produce investment strategies that combat the current low yield environment while offering these strategies through cost effective products aimed at generating income for investors.

I want to personally thank you for interest in Horizons ETFs Management (US) and our investment products.

For more information on our company, and the features and risks of our investment solutions visit us at https://us.horizonsetfs.com or call us at 855-496-3837. Investments are subject to Risk. For the Funds’ prospectus please visit https://us.horizonsetfs.com. The Funds are distributed by Foreside Fund Services, LLC, which is not affiliated with Horizons ETFs Management (US) LLC, or any of its affiliates.

Sincerely,

Garrett Paollela
Managing Director
Horizons ETFs Management (US) LLC

Management Discussion of Fund Performance
October 31, 2017 (Unaudited)

HORIZONS NASDAQ 100® COVERED CALL ETF

The Fund seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ 100® BuyWrite V2 Index (the “Index”). The Index measures the total return of a portfolio consisting of equity securities of the 100 (107) companies included in the NASDAQ 100® Index and call options systematically written on the Index through a “buy-write” or covered call strategy.

A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ 100® Index) and sells covered call options that correspond to that basket of stocks. The Fund implements its strategy by investing in all securities contained in the NASDAQ 100® Index and seeks to track the Index’s weightings per each constituent. The Fund also sells NASDAQ 100® Index call options on a monthly basis. These options are determined by the CBOE but are typically the closest to at-the-money and the position is updated for the next month (rolled) on the third Friday of every month, which is option expiration.

For the 12-month period ended October 31, 2017, the Fund (NAV) returned 19.04% versus 20.17% for the Index. The Fund’s inception was December 12, 2013.

The principal contributors to Fund performance for the period, in aggregate, were the Fund’s exposure to the underlying equities contained in the NASDAQ 100® Index along with the monthly income component derived from index options of the strategy. The sole derivatives used by the Fund in the most recent fiscal year were call options on the NASDAQ 100® Index. Consistent with its investment strategy, the Fund wrote (sold) a succession of one-month call options on the Index and covered such options by holding the underlying securities of the options written. The use of the call options helped the Fund closely track the performance of the Index. Another driver that impacted performance were the constituents of the NASDAQ 100® Index which had positive performance during the year and predominately composed of technology and healthcare names that are considered growth stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception, 12/12/2013 through 10/31/2017)
Gross Expense Ratio: 0.60%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Management Discussion of Fund Performance (continued)
October 31, 2017 (Unaudited)

Fund Performance History

Average Annual Total Returns (%) (for periods ended October 31, 2017)

	Inception[1]	3 Year	1 Year
Market Price[2]	8.82%	9.70%	18.81%
Net Asset Value	8.77%	9.67%	19.04%
CBOE NASDAQ 100® BuyWriteV2 Index[3]	9.51%	10.57%	20.17%
NASDAQ 100® Total Return Index	17.75%	15.94%	31.68%

1	Fund Inception Date: 12/12/2013.
2	The price used to calculate Market Price returns is determined by using the closing price and does not represent returns an investor would receive if shares were traded at other times.
3	The Fund switched its index from the CBOE NASDAQ 100® BuyWrite Index (BXN) to the CBOE NASDAQ 100® BuyWrite V2 Index (BXNT). The BXNT index replicates the methodology used to calculate the BXN index, with one exception: In BXNT, the written NASDAQ 100® index covered call options are held until one day prior to the expiration date and in BXN, the written NASDAQ 100® index covered call options are held until expiration. The BXNT index inception is 9/29/2015. Performance shown from 12/12/2013 to 9/28/2015 is that of the BXN index and performance after 9/28/2015 is that of the BXNT index.

Performance data quoted represents past performance, which does not guarantee future results. The prior graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call 1-855-496-3837 or visit https://us.horizonsetfs.com/ETF/QYLD for the most recent month-end performance.

QYLD collects dividends from NASDAQ 100® Index companies and monthly options premium from selling NASDAQ 100® (NDX) Index options, and portions have been passed to shareholders as monthly distributions. The Fund realizes capital gains from writing options and capital gains or losses whenever it sells securities. Any net realized long-term capital gains are distributed to shareholders as “capital gain distributions.’’ These do not imply rates for any future distributions. The Fund is not required to make monthly distributions.

Shares are bought and sold at market price (not NAV), are not individually redeemable, and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in creation unit aggregations only, consisting of 50,000 shares. Brokerage commissions will reduce returns. The Fund engages in writing covered call Index options on the NASDAQ 100® Index. By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying Index above the exercise price, but continues to bear the risk of a decline in the index. A liquid market may not exist for options held by the Fund. While the Fund receives premiums for writing the call options, the price it realizes from the exercise of an option could be substantially below the indices current market price. The Fund is considered non-diversified and may be subject to greater risks than a diversified fund. Horizons ETFs Management (US) LLC is the Investment Adviser of the Fund. The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Horizons ETFs Management (US) LLC or any of its affiliates. Please visit https://us.horizonsetfs.com or call 1-855-496-3837 if you have any questions.

Management Discussion of Fund Performance (continued)
October 31, 2017 (Unaudited)

HORIZONS S&P 500® COVERED CALL ETF

The Fund seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the S&P 500® Stock Covered Call Index (the “Index”). The Index measures the total return of a portfolio consisting of equity securities of the 500 (505) companies included in the S&P 500® Index and call options systematically written on those securities through a “buy-write” or covered call strategy.

A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the S&P 500® Index) and sells covered call options that correspond to that basket of stocks. The Fund implements its strategy by investing in all securities contained in the S&P 500® Index and seeks to track the Index’s weightings per each constituent. The Fund also sells single stock call options on a monthly basis. These options are determined by the Index methodology but are typically near 2% out-of-the-money and positions are updated for the next month (rolled) on the third Friday of every month, which is option expiration.

For the 12-month period ended October 31, 2017, the Fund (NAV) returned 16.95% versus 16.26% for the Index. The Fund’s inception was June 24, 2013. The fund was reorganized on July 10, 2017 from a series of Exchange Listed Funds Trust. Prior to that date, the Fund was advised by Exchange Traded Concepts, LLC and sub-advised by Horizons ETFs Management (US) LLC.

The principal contributors to Fund performance for the period, in aggregate, were the Fund’s exposure to the underlying equities contained in the S&P 500® Index along with the monthly income component derived from index options of the strategy. Another driver that impacted performance were the constituents of the S&P 500® Index which had positive performance during the year.

Hypothetical Growth of a $10,000 Investment
(Since Inception, 6/24/2013 through 10/31/2017)
Gross Expense Ratio: 0.65%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Management Discussion of Fund Performance (continued)
October 31, 2017 (Unaudited)

Fund Performance History

Average Annual Total Returns (%) (for periods ended October 31, 2017)

	Inception[1]	3 Year	1 Year
Market Price[2]	9.52%	7.26%	17.07%
Net Asset Value	9.48%	7.16%	16.95%
S&P 500® Stock Covered Call Index	9.12%	6.56%	16.26%
S&P 500® Index	14.00%	10.77%	23.63%

1	Fund Inception Date: 6/24/2013.
2	The price used to calculate Market Price returns is determined by using the closing price and does not represent returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance, which does not guarantee future results. The prior graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call 1-855-496-3837 or visit https://us.horizonsetfs.com/ETF/HSPX for the most recent month-end performance.

HSPX collects dividends from the S&P 500® Index companies and monthly options premium from selling single stock options, and portions have been passed to shareholders as monthly distributions. The Fund realizes capital gains from writing options and capital gains or losses whenever it sells securities. Any net realized long-term capital gains are distributed to shareholders as “capital gain distributions.’’ These do not imply rates for any future distributions. The Fund is not required to make monthly distributions.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the New York Stock Exchange through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund engages in writing covered call single stock options on the constituents of the S&P 500® Index. By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the security above the exercise price, but continues to bear the risk of a decline in the security. A liquid market may not exist for options held by the Fund. While the Fund receives premiums for writing the call options, the price it realizes from the exercise of an option could be substantially below the current market price. The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of at least 50,000 shares (“Creation Units”), principally in-kind for securities included in the relevant Index. Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus which must precede or accompany this material. Please read the prospectus carefully before you invest. Distributor: Foreside Fund Services, LLC. Please visit https://us.horizonsetfs.com or call 1-855-496-3837 if you have any questions.

Management Discussion of Fund Performance (continued)
October 31, 2017 (Unaudited)

HORIZONS DAX GERMANY ETF

The Fund seeks to provide investment results that will closely correspond, before fees and expenses, to the price and yield performance of the DAX® Index (the “Index”). The Index tracks the segment of the largest and most important companies, known as blue chips, on the German equities market. It contains the shares of the 30 largest and most liquid companies admitted to the FWB Frankfurt Stock Exchange in the Prime Standard segment. The Index represents about 80% of the aggregated prime standard’s market cap. It is completely rules based and transparent. On the basis of a clear and publicly available set of rules — the guide to the equity indices of Deutsche Börse — the composition of the Index is determined in a manner comprehensive to all market participants.

The Fund implements its strategy by investing in the 30 stocks contained in the Index and seeks to track the Index’s weighting per each constituent.

For the 12-month period ended October 31, 2017, the Fund (NAV) returned 30.40% versus 31.58% for the Index. The Fund’s inception was October 23, 2014.

The contributors to Fund performance for the period, in aggregate, were the Fund’s exposure to the underlying equities contained in the DAX® Index which traded higher over the twelve month period and also benefitted from lack of strength in the euro.

Hypothetical Growth of a $10,000 Investment
(Since Inception, 10/23/2014 through 10/31/2017)
Gross Expense Ratio: 0.45%, Net Expense Ratio: 0.20% (Effective August 1, 2017)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Management Discussion of Fund Performance (continued)
October 31, 2017 (Unaudited)

Fund Performance History

Average Annual Total Returns (%) (for periods ended October 31, 2017)

	Inception[1]	3 Year	1 Year
Market Price[2]	9.74%	8.74%	31.52%
Net Asset Value	9.44%	8.47%	30.40%
Deutsche Borse DAX Index (USD)	10.67%	9.58%	31.58%
S&P 500® Index	12.39%	10.77%	23.63%

1	Fund Inception Date: 10/23/2014.
2	The price used to calculate Market Price returns is determined by using the closing price and does not represent returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance, which does not guarantee future results. The prior graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call 1-855-496-3837 or visit https://us.horizonsetfs.com/ETF/DAX for the most recent month-end performance.

You should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. Contact Horizons ETF Management (US) LLC at 1-855-496-3837 or visit https://us.horizonsetfs.com to obtain a prospectus which contains this and other information about the Fund. The prospectus should be read carefully before investing.

Shares are bought and sold at market price (not NAV), are not individually redeemable, and owners of the Shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, consisting of 50,000 shares. Brokerage commissions will reduce returns. Index returns are for illustrative purposes only. Investors cannot directly invest in an index and unmanaged index returns do not reflect any management fees, transaction costs or expenses. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with investments in the Fund. Past performance does not guarantee future results. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. International investing involves risks, including risks related to foreign currency, limited liquidity, less government regulation and the possibility of substantial volatility due to adverse political, economic or other developments. These risks often are heightened for investments in emerging/ developing markets or in concentrations of single countries. Diversification may not protect against market risk or loss of principal. Brokerage commissions will reduce returns. The Fund is considered non-diversified and may be subject to greater risks than a diversified fund. The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Horizons ETFs Management (US) LLC or any of its affiliates.

Shareholder Expense Example
October 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur a unitary management fee. Each Fund bears other expenses which are not covered under the unitary management fee that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses), if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (from May 1, 2017 to October 31, 2017).

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Annualized Expense Ratios During the Period 5/1/2017 to 10/31/2017	Expenses Paid During Period** 5/1/2017 to 10/31/2017
Horizons NASDAQ 100® Covered Call ETF
Actual	$1,000.00	$1,080.20	0.60%	$3.15
Hypothetical*	$1,000.00	$1,022.18	0.60%	$3.06
Horizons S&P 500® Covered Call ETF
Actual	$1,000.00	$1,063.50	0.65%	$3.38
Hypothetical*	$1,000.00	$1,021.93	0.65%	$3.31
Horizons DAX Germany ETF***
Actual	$1,000.00	$1,131.70	0.32%	$1.72
Hypothetical*	$1,000.00	$1,023.59	0.32%	$1.63

*	5% return before expenses
**	Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
***	On August 1, 2017 the advisor fee for Horizons DAX Germany ETF was reduced to 0.20% and expires on July 31, 2018.

Portfolio of Investments — Horizons NASDAQ 100® Covered Call ETF
October 31, 2017

Security Description	Shares	Fair Value
Common Stocks — 101.5% †
Consumer Discretionary — 21.0%
Amazon.com, Inc.*	10,718	$11,846,391
Charter Communications, Inc. Class A*	5,990	2,001,678
Comcast Corp. Class A	106,377	3,832,763
Ctrip.com International Ltd. (a)*	9,978	477,846
Discovery Communications, Inc. Class A*	3,266	61,662
Discovery Communications, Inc. Class C*	5,593	99,611
DISH Network Corp. Class A*	4,975	241,487
Dollar Tree, Inc.*	5,204	474,865
Expedia, Inc.	3,021	376,598
Hasbro, Inc.	2,755	255,086
JD.Com, Inc. (a)*	20,594	772,687
Liberty Global PLC Class A*	5,631	173,716
Liberty Global PLC Class C*	13,675	408,746
Liberty Global PLC LiLAC Class A*	1,111	24,131
Liberty Global PLC LiLAC Class C*	2,651	58,322
Liberty Interactive Corp QVC Group*	9,450	214,704
Liberty Ventures*	1,757	100,079
Marriott International, Inc. Class A	8,477	1,012,832
Netflix, Inc.*	9,679	1,901,246
Norwegian Cruise Line Holdings Ltd.*	4,997	278,583
O'Reilly Automotive, Inc.*	2,017	425,486
Priceline Group, Inc.*	1,069	2,043,885
Ross Stores, Inc.	8,970	569,505
Sirius XM Holdings, Inc.	105,479	573,806
Starbucks Corp.	32,302	1,771,442
Tesla Motors, Inc.*	3,661	1,213,731
Tractor Supply Co.	2,916	175,718
Twenty-First Century Fox, Inc. Class A	23,503	614,604
Twenty-First Century Fox, Inc. Class B	17,692	450,261
Ulta Beauty, Inc.*	1,382	278,874
Viacom, Inc. Class B	7,693	184,863
Wynn Resorts Ltd.	2,253	332,295
		33,247,503
Consumer Staples — 4.7%
Costco Wholesale Corp.	9,837	1,584,544
Kraft Heinz Co.	27,204	2,103,685
Mondelez International, Inc. Class A	34,241	1,418,604
Monster Beverage Corp.*	12,673	734,147
Walgreens Boots Alliance, Inc.	24,121	1,598,499
		7,439,479
Health Care — 10.6%
Alexion Pharmaceuticals, Inc.*	4,974	595,189
Align Technology, Inc.*	1,802	430,642
Amgen, Inc.	16,558	2,901,293
Biogen, Inc.*	4,737	1,476,333
BioMarin Pharmaceutical, Inc.*	3,837	314,979
Celgene Corp.*	17,527	1,769,701
Cerner Corp.*	7,504	506,670
DENTSPLY SIRONA, Inc.	5,122	312,801
Express Scripts Holding Co.*	13,521	828,702
Gilead Sciences, Inc.	29,408	2,204,424
Henry Schein, Inc.*	3,558	279,659
Hologic, Inc.*	6,145	232,588
IDEXX Laboratories, Inc.*	1,925	319,877
Illumina, Inc.*	3,230	662,764
Incyte Corp.*	4,587	519,478
Intuitive Surgical, Inc.*	2,403	901,990

Security Description	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
Mylan NV*	11,861	$423,556
Regeneron Pharmaceuticals, Inc.*	2,297	924,818
Shire PLC (a)	1,771	261,453
Vertex Pharmaceuticals, Inc.*	5,579	815,817
		16,682,734
Industrials — 2.1%
American Airlines Group, Inc.	11,053	517,502
Cintas Corp.	2,282	340,109
CSX Corp.	20,715	1,044,657
Fastenal Co.	6,350	298,260
JB Hunt Transport Services, Inc.	2,515	267,571
PACCAR, Inc.	7,764	556,912
Verisk Analytics, Inc.*	3,708	315,365
		3,340,376
Information Technology — 62.2%
Activision Blizzard, Inc.	16,790	1,099,577
Adobe Systems, Inc.*	11,034	1,932,715
Akamai Technologies, Inc.*	3,881	202,782
Alphabet, Inc. Class A*	6,651	6,870,749
Alphabet, Inc. Class C*	7,761	7,890,143
Analog Devices, Inc.	8,219	750,395
Apple, Inc.	117,163	19,805,233
Applied Materials, Inc.	24,002	1,354,433
Autodesk, Inc.*	4,967	620,676
Automatic Data Processing, Inc.	10,102	1,174,458
Baidu, Inc. (a)*	6,116	1,491,937
Broadcom Ltd.	8,945	2,360,675
CA, Inc.	9,206	298,090
Check Point Software Technologies Ltd.*	3,755	442,001
Cisco Systems, Inc.	112,032	3,825,893
Citrix Systems, Inc.*	3,396	280,544
Cognizant Technology Solutions Class A	13,204	999,147
eBay, Inc.*	24,270	913,523
Electronic Arts, Inc.*	6,859	820,336
Facebook, Inc. Class A*	53,132	9,566,948
Fiserv, Inc.*	4,740	613,498
Intel Corp.	105,844	4,814,844
Intuit, Inc.	5,646	852,659
KLA-Tencor Corp.	3,422	372,622
Lam Research Corp.	3,510	732,081
Maxim Integrated Products, Inc.	6,329	332,526
MercadoLibre, Inc.	951	228,535
Microchip Technology, Inc.	5,123	485,660
Micron Technology, Inc.*	24,634	1,091,532
Microsoft Corp.	173,539	14,434,974
NetEase, Inc. (a)	1,641	462,631
NVIDIA Corp.	13,336	2,758,018
Paychex, Inc.	7,965	508,087
Paypal Holdings, Inc.*	26,715	1,938,440
QUALCOMM, Inc.	33,181	1,692,563
Seagate Technology PLC	6,572	242,967
Skyworks Solutions, Inc.	4,207	479,009
Symantec Corp.	13,474	437,905
Texas Instruments, Inc.	22,264	2,152,706
Western Digital Corp.	6,514	581,505
Xilinx, Inc.	5,630	414,875
		98,327,892

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons NASDAQ 100® Covered Call ETF (concluded)
October 31, 2017

Security Description	Shares	Fair Value
Common Stocks (continued)
Telecommunication Services — 0.9%
T-Mobile US, Inc.*	18,484	$1,104,789
Vodafone Group PLC (a)	9,551	276,788
		1,381,577

TOTAL COMMON STOCKS
(Cost $131,001,159)		160,419,561

TOTAL INVESTMENTS — 101.5%
(Cost $131,001,159)		160,419,561
Liabilities in Excess of Other Assets — (1.5%)		(2,439,559)
Total Net Assets — 100.0%		$157,980,002

†	All of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2017 was $160,419,561.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:

Ltd. — Private Limited Company
PLC — Public Limited Company

Number of Contracts		Notional Value	Fair Value
Written Call Options — (2.7)%
(256)	NASDAQ 100® Index,
	Strike @ 6,110,
	Exp 11/17/17	$(159,963,059)	$(4,212,480)
	Total Written Call Options
	(Premiums Received
	$1,960,892)		$(4,212,480)

Sector Allocation
(as of October 31, 2017)

Information Technology	62.2%
Consumer Discretionary	21.0
Health Care	10.6
Consumer Staples	4.7
Industrials	2.1
Telecommunication Services	0.9
Total Investments	101.5
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF
October 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 101.1% †
Consumer Discretionary — 12.0%
Advance Auto Parts, Inc.	221	$18,065
Amazon.com, Inc.*	1,126	1,244,545
AutoZone, Inc.*	81	47,749
Best Buy Co., Inc.	762	42,657
BorgWarner, Inc.	590	31,105
CarMax, Inc.*	526	39,503
Carnival Corp.	1,170	77,676
CBS Corp. Class B	1,064	59,712
Charter Communications, Inc. Class A*	577	192,816
Chipotle Mexican Grill, Inc.*	72	19,577
Comcast Corp. Class A	13,512	486,837
Darden Restaurants, Inc.	360	29,617
Delphi Automotive PLC	773	76,821
Discovery Communications, Inc. Class A*	461	8,704
Discovery Communications, Inc. Class C*	651	11,594
DISH Network Corp.*	681	33,056
Dollar General Corp.	724	58,528
Dollar Tree, Inc.*	689	62,871
DR Horton, Inc.	995	43,989
Expedia, Inc.	350	43,631
Foot Locker, Inc.	400	12,032
Ford Motor Co.	11,235	137,853
Gap Inc.	651	16,919
Garmin Ltd.	329	18,625
General Motors Co.	3,767	161,906
Genuine Parts Co.	416	36,704
Goodyear Tire & Rubber Co.	742	22,698
H&R Block, Inc.	628	15,537
Hanesbrands, Inc.	1,052	23,670
Harley-Davidson, Inc.	490	23,197
Hasbro, Inc.	330	30,555
Hilton Worldwide Holdings, Inc.	586	42,356
Home Depot, Inc.	3,386	561,331
Interpublic Group of Cos., Inc.	1,129	21,733
Kohl's Corp.	484	20,212
L Brands, Inc.	715	30,774
Leggett & Platt, Inc.	409	19,329
Lennar Corp.	577	32,122
LKQ Corp.*	893	33,657
Lowe's Cos., Inc.	2,425	193,879
Macy's, Inc.	893	16,753
Marriott International, Inc. Class A	897	107,174
Mattel, Inc.	1,030	14,544
McDonald's Corp.	2,303	384,394
MGM Resorts International	1,487	46,617
Michael Kors Holdings Ltd.*	435	21,232
Mohawk Industries, Inc.*	186	48,687
Netflix, Inc.*	1,245	244,555
Newell Brands, Inc.	1,413	57,622
News Corp. Class A	1,159	15,832
News Corp. Class B	336	4,670
NIKE, Inc. Class B	3,774	207,532
Nordstrom, Inc.	358	14,195
Norwegian Cruise Line Holdings Ltd.*	600	33,450
Omnicom Group, Inc.	671	45,084
O'Reilly Automotive, Inc.*	252	53,159
Priceline Group, Inc.*	135	258,115
PulteGroup, Inc.	797	24,093
PVH Corp.	233	29,547

Security Description	Shares	Fair Value
Common Stocks (continued)
Consumer Discretionary (continued)
Ralph Lauren Corp.	166	$14,845
Ross Stores, Inc.	1,133	71,934
Royal Caribbean Cruises Ltd.	492	60,895
Scripps Networks Interactive, Inc. Class A	289	24,068
Signet Jewelers Ltd.	173	11,344
Starbucks Corp.	4,147	227,421
Tapestry, Inc.	834	34,152
Target Corp.	1,568	92,575
Tiffany & Co.	293	27,431
Time Warner, Inc.	2,241	220,268
TJX Cos., Inc.	1,827	127,525
Tractor Supply Co.	363	21,874
TripAdvisor, Inc.*	311	11,662
Twenty-First Century Fox, Inc. Class A	3,023	79,051
Twenty-First Century Fox, Inc. Class B	1,400	35,630
Ulta Beauty, Inc.*	169	34,102
Under Armour, Inc. Class A*	533	6,673
Under Armour, Inc. Class C*	577	6,653
VF Corp.	926	64,496
Viacom, Inc. Class B	1,020	24,511
Walt Disney Co.	4,433	433,592
Whirlpool Corp.	210	34,425
Wyndham Worldwide Corp.	295	31,521
Wynn Resorts Ltd.	230	33,923
Yum! Brands, Inc.	990	73,705
		7,515,673

Consumer Staples — 8.0%
Altria Group, Inc.	5,511	353,916
Archer-Daniels-Midland Co.	1,648	67,354
Brown-Forman Corp. Class B	562	32,045
Campbell Soup Co.	584	27,664
Church & Dwight Co., Inc.	742	33,516
Clorox Co.	372	47,069
Coca-Cola Co.	11,027	507,021
Colgate-Palmolive Co.	2,530	178,238
ConAgra Brands, Inc.	1,208	41,265
Constellation Brands, Inc. Class A	493	108,011
Costco Wholesale Corp.	1,267	204,088
Coty, Inc.	1,400	21,560
CVS Health Corp.	2,920	200,108
Dr. Pepper Snapple Group, Inc.	536	45,914
Estee Lauder Cos., Inc. Class A	651	72,788
General Mills, Inc.	1,665	86,447
Hershey Co.	402	42,684
Hormel Foods Corp.	822	25,614
JM Smucker Co.	335	35,527
Kellogg Co.	728	45,522
Kimberly-Clark Corp.	1,026	115,435
Kraft Heinz Co.	1,725	133,394
Kroger Co.	2,577	53,344
McCormick & Co., Inc.	337	33,542
Molson Coors Brewing Co. Class B	533	43,104
Mondelez International, Inc.	4,330	179,392
Monster Beverage Corp.*	1,191	68,995
PepsiCo, Inc.	4,103	452,274
Philip Morris International, Inc.	4,461	466,799
Procter & Gamble Co.	7,325	632,441
Sysco Corp.	1,422	79,092

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Security Description	Shares	Fair Value
Common Stocks (continued)
Consumer Staples (continued)
Tyson Foods, Inc. Class A	834	$60,807
Walgreens Boots Alliance, Inc.	2,643	175,152
Wal-Mart Stores, Inc.	4,204	367,051
		5,037,173

Energy — 6.0%
Anadarko Petroleum Corp.	1,609	79,436
Andeavor	414	43,983
Apache Corp.	1,110	45,921
Baker Hughes a GE Co.	1,251	39,319
Cabot Oil & Gas Corp.	1,370	37,949
Chesapeake Energy Corp.*	2,166	8,447
Chevron Corp.	5,443	630,789
Cimarex Energy Co.	273	31,922
Concho Resources, Inc.*	430	57,710
ConocoPhillips	3,400	173,910
Devon Energy Corp.	1,533	56,568
EOG Resources, Inc.	1,666	166,383
EQT Corp.	508	31,770
Exxon Mobil Corp.	12,171	1,014,453
Halliburton Co.	2,493	106,551
Helmerich & Payne, Inc.	326	17,705
Hess Corp.	796	35,151
Kinder Morgan, Inc.	5,515	99,877
Marathon Oil Corp.	2,534	36,034
Marathon Petroleum Corp.	1,454	86,862
National Oilwell Varco, Inc.	1,112	38,019
Newfield Exploration Co.*	580	17,858
Noble Energy, Inc.	1,397	38,934
Occidental Petroleum Corp.	2,196	141,796
ONEOK, Inc.	1,093	59,317
Phillips 66	1,234	112,393
Pioneer Natural Resources Co.	488	73,039
Range Resources Corp.	577	10,450
Schlumberger Ltd.	3,991	255,424
TechnipFMC PLC	1,261	34,539
Valero Energy Corp.	1,268	100,033
Williams Cos., Inc.	2,408	68,628
		3,751,170

Financials — 14.8%
Affiliated Managers Group, Inc.	163	30,399
Aflac, Inc.	1,146	96,138
Allstate Corp.	1,038	97,427
American Express Co.	2,107	201,261
American International Group, Inc.	2,595	167,663
Ameriprise Financial, Inc.	440	68,878
Aon PLC	730	104,704
Arthur J Gallagher & Co.	536	33,945
Assurant, Inc.	169	17,010
Bank of America Corp.	28,186	772,014
Bank of New York Mellon Corp.	2,967	152,652
BB&T Corp.	2,321	114,286
Berkshire Hathaway, Inc. Class B*	5,456	1,019,945
BlackRock, Inc. Class A	356	167,615
Brighthouse Financial, Inc.*	283	17,597
Capital One Financial Corp.	1,395	128,591
CBOE Holdings, Inc.	323	36,518
Charles Schwab Corp.	3,423	153,487

Security Description	Shares	Fair Value
Common Stocks (continued)
Financials (continued)
Chubb Ltd.	1,336	$201,495
Cincinnati Financial Corp.	428	30,033
Citigroup, Inc.	7,826	575,211
Citizens Financial Group, Inc.	1,438	54,658
CME Group, Inc.	982	134,701
Comerica, Inc.	503	39,521
Discover Financial Services, Inc. Class A	1,069	71,121
E*TRADE Financial Corp.*	803	35,003
Everest Re Group Ltd.	117	27,782
Fifth Third Bancorp	2,116	61,152
Franklin Resources, Inc.	945	39,813
Goldman Sachs Group, Inc.	1,033	250,482
Hartford Financial Services Group, Inc.	1,061	58,408
Huntington Bancshares Inc.	2,031	28,028
Intercontinental Exchange, Inc.	1,711	113,097
Invesco Ltd.	788	28,202
JPMorgan Chase & Co.	10,108	1,016,966
KeyCorp	3,165	57,761
Leucadia National Corp.	937	23,706
Lincoln National Corp.	636	48,196
Loews Corp.	805	39,856
M&T Bank Corp.	444	74,046
Marsh & McLennan Cos., Inc.	1,472	119,129
MetLife, Inc.	3,053	163,580
Moody's Corp.	480	68,357
Morgan Stanley	4,062	203,100
Nasdaq, Inc.	336	24,410
Navient Corp.	787	9,806
Northern Trust Corp.	625	58,450
People's United Financial, Inc.	937	17,484
PNC Financial Services Group, Inc.	1,376	188,223
Principal Financial Group, Inc.	769	50,639
Progressive Corp.	1,700	82,705
Prudential Financial, Inc.	1,226	135,424
Raymond James Financial, Inc.	372	31,538
Regions Financial Corp.	3,475	53,793
S&P Global, Inc.	738	115,475
State Street Corp.	1,074	98,808
SunTrust Banks, Inc.	1,396	84,053
Synchrony Financial	2,147	70,035
T. Rowe Price Group, Inc.	690	64,101
Torchmark Corp.	326	27,426
Travelers Cos., Inc.	792	104,900
Unum Group	675	35,127
US Bancorp	4,579	249,006
Wells Fargo & Co.	12,833	720,445
Willis Towers Watson PLC	385	62,016
XL Group Ltd.	740	29,948
Zions Bancorporation	604	28,062
		9,285,408

Health Care — 14.2%
Abbott Laboratories	5,016	272,018
AbbVie, Inc.	4,579	413,255
Aetna, Inc.	958	162,889
Agilent Technologies, Inc.	923	62,792
Alexion Pharmaceuticals, Inc.*	651	77,899
Align Technology, Inc.*	208	49,708
Allergan PLC	961	170,318

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Security Description	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
AmerisourceBergen Corp.	479	$36,859
Amgen, Inc.	2,096	367,261
Anthem, Inc.	754	157,744
Baxter International, Inc.	1,433	92,386
Becton Dickinson and Co.	600	125,202
Biogen, Inc.*	607	189,178
Boston Scientific Corp.*	3,985	112,138
Bristol-Myers Squibb Co.	4,710	290,419
Cardinal Health, Inc.	912	56,453
Celgene Corp.*	2,257	227,889
Centene Corp.*	509	47,678
Cerner Corp.*	904	61,038
Cigna Corp.	723	142,590
Cooper Cos., Inc.	140	33,636
CR Bard, Inc.	208	68,031
Danaher Corp.	1,765	162,857
DaVita, Inc.*	459	27,880
DENTSPLY SIRONA, Inc.	659	40,245
Edwards Lifesciences Corp.*	609	62,258
Eli Lilly & Co.	2,783	228,039
Envision Healthcare Corp.*	327	13,930
Express Scripts Holding Co.*	`	101,680
Gilead Sciences, Inc.	3,751	281,175
HCA Healthcare, Inc.*	844	63,849
Henry Schein, Inc.*	427	33,562
Hologic, Inc.*	833	31,529
Humana, Inc.	416	106,226
IDEXX Laboratories, Inc.*	253	42,041
Illumina, Inc.*	416	85,359
Incyte Corp.*	490	55,492
Intuitive Surgical, Inc.*	318	119,364
Johnson & Johnson	7,710	1,074,851
Laboratory Corp. of America Holdings*	293	45,037
McKesson Corp.	609	83,969
Medtronic PLC	3,891	313,303
Merck & Co., Inc.	7,857	432,842
Mettler-Toledo International, Inc.*	73	49,832
Mylan NV*	1,540	54,993
Patterson Cos., Inc.	269	9,953
PerkinElmer, Inc.	330	23,866
Perrigo Co. PLC	380	30,776
Pfizer, Inc.	17,143	601,034
Quest Diagnostics, Inc.	403	37,793
Quintiles IMS Holdings, Inc.*	435	47,023
Regeneron Pharmaceuticals, Inc.*	219	88,174
ResMed, Inc.	400	33,672
Stryker Corp.	924	143,100
Thermo Fisher Scientific, Inc.	1,149	222,711
UnitedHealth Group, Inc.	2,725	572,849
Universal Health Services, Inc. Class B	264	27,113
Varian Medical Systems, Inc.*	265	27,610
Vertex Pharmaceuticals, Inc.*	719	105,139
Waters Corp.*	200	39,210
Zimmer Biomet Holdings, Inc.	584	71,026
Zoetis, Inc.	1,409	89,922
		8,898,665

Security Description	Shares	Fair Value
Common Stocks (continued)
Industrials — 10.2%
3M Co.	1,714	$394,546
Acuity Brands, Inc.	120	20,064
Alaska Air Group, Inc.	372	24,563
Allegion PLC	272	22,682
American Airlines Group, Inc.	1,245	58,291
AMETEK, Inc.	664	44,813
AO Smith Corp.	420	24,864
Arconic, Inc.	1,114	27,984
Boeing Co.	1,600	412,768
C.H. Robinson Worldwide, Inc.	417	32,747
Caterpillar, Inc.	1,703	231,267
Cintas Corp.	253	37,707
CSX Corp.	2,623	132,278
Cummins, Inc.	445	78,712
Deere & Co.	852	113,214
Delta Air Lines, Inc.	1,913	95,707
Dover Corp.	447	42,684
Eaton Corp PLC	1,292	103,386
Emerson Electric Co.	1,838	118,478
Equifax, Inc.	340	36,900
Expeditors International of Washington, Inc.	519	30,299
Fastenal Co.	827	38,844
FedEx Corp.	709	160,099
Flowserve Corp.	392	17,276
Fluor Corp.	416	17,926
Fortive Corp.	866	62,577
Fortune Brands Home & Security, Inc.	448	29,595
General Dynamics Corp.	800	162,384
General Electric Co.	24,870	501,379
Honeywell International, Inc.	2,189	315,566
IHS Markit Ltd.*	1,043	44,442
Illinois Tool Works, Inc.	897	140,398
Ingersoll-Rand PLC	739	65,475
Jacobs Engineering Group, Inc.	345	20,083
JB Hunt Transport Services, Inc.	245	26,066
Johnson Controls International PLC	2,711	112,208
Kansas City Southern	306	31,891
L3 Technologies, Inc.	224	41,928
Lockheed Martin Corp.	718	221,259
Masco Corp.	937	37,311
Nielsen Holdings PLC	997	36,959
Norfolk Southern Corp.	827	108,684
Northrop Grumman Corp.	500	147,765
PACCAR, Inc.	1,018	73,021
Parker-Hannifin Corp.	385	70,305
Pentair PLC	474	33,398
Quanta Services, Inc.*	453	17,092
Raytheon Co.	840	151,368
Republic Services, Inc. Class A	657	42,751
Robert Half International, Inc.	364	18,844
Rockwell Automation, Inc.	372	74,705
Rockwell Collins, Inc.	468	63,461
Roper Technologies, Inc.	298	76,935
Snap-on, Inc.	172	27,138
Southwest Airlines Co.	1,581	85,153
Stanley Black & Decker, Inc.	441	71,244

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Security Description	Shares	Fair Value
Common Stocks (continued)
Industrials (continued)
Stericycle, Inc.*	253	$17,925
Textron, Inc.	772	40,715
TransDigm Group, Inc.	140	38,850
Union Pacific Corp.	2,299	266,201
United Continental Holdings, Inc.*	742	43,392
United Parcel Service, Inc. Class B	1,990	233,885
United Rentals, Inc.*	242	34,238
United Technologies Corp.	2,133	255,448
Verisk Analytics, Inc.*	441	37,507
Waste Management, Inc.	1,175	96,550
WW Grainger, Inc.	150	29,655
Xylem, Inc.	515	34,263
		6,358,113

Information Technology — 24.7%
Accenture PLC	1,775	252,689
Activision Blizzard, Inc.	2,168	141,982
Adobe Systems, Inc.*	1,417	248,202
Advanced Micro Devices, Inc.*	2,316	25,441
Akamai Technologies, Inc.*	520	27,170
Alliance Data Systems Corp.	138	30,875
Alphabet, Inc. Class A*	841	868,787
Alphabet, Inc. Class C*	862	876,344
Amphenol Corp. Class A	890	77,430
Analog Devices, Inc.	1,069	97,600
ANSYS, Inc.*	243	33,220
Apple, Inc.	14,800	2,501,792
Applied Materials, Inc.	3,063	172,845
Autodesk, Inc.*	629	78,600
Automatic Data Processing, Inc.	1,276	148,348
Broadcom Ltd.	1,167	307,983
CA, Inc.	893	28,915
Cadence Design Systems, Inc.*	804	34,701
Cisco Systems, Inc.	14,363	490,496
Citrix Systems, Inc.*	413	34,118
Cognizant Technology Solutions Class A	1,702	128,790
Corning, Inc.	2,594	81,218
CSRA, Inc.	428	13,692
DXC Technology Co.	833	76,236
eBay, Inc.*	2,859	107,613
Electronic Arts, Inc.*	893	106,803
F5 Networks, Inc.*	182	22,071
Facebook, Inc. Class A*	6,809	1,226,028
Fidelity National Information Services, Inc.	966	89,606
Fiserv, Inc.*	604	78,176
FLIR Systems, Inc.	416	19,477
Gartner, Inc.*	260	32,581
Global Payments, Inc.	448	46,570
Harris Corp.	352	49,041
Hewlett Packard Enterprise Co.	4,718	65,675
HP, Inc.	4,797	103,375
Intel Corp.	13,498	614,024
International Business Machines Corp.	2,409	371,130
Intuit, Inc.	699	105,563
Juniper Networks, Inc.	1,092	27,114
KLA-Tencor Corp.	464	50,525
Lam Research Corp.	425	88,642

Security Description	Shares	Fair Value
Common Stocks (continued)
Information Technology (continued)
Mastercard, Inc. Class A	2,682	$399,001
Microchip Technology, Inc.	662	62,758
Micron Technology, Inc.*	3,200	141,792
Microsoft Corp.	22,000	1,829,960
Motorola Solutions, Inc.	471	42,644
NetApp, Inc.	788	35,003
NVIDIA Corp.	1,700	351,577
Oracle Corp.	8,684	442,016
Paychex, Inc.	929	59,261
Paypal Holdings, Inc.*	3,229	234,296
Qorvo, Inc.*	365	27,671
QUALCOMM, Inc.	4,200	214,242
Red Hat, Inc.*	513	61,986
salesforce.com, Inc.*	1,961	200,689
Seagate Technology PLC	863	31,905
Skyworks Solutions, Inc.	533	60,687
Symantec Corp.	1,784	57,980
Synopsys, Inc.*	426	36,857
TE Connectivity Ltd.	1,015	92,335
Texas Instruments, Inc.	2,843	274,890
Total System Services, Inc.	503	36,241
VeriSign, Inc.*	260	27,955
Visa, Inc.	5,255	577,945
Western Digital Corp.	834	74,451
Western Union Co.	1,332	26,453
Xerox Corp.	625	18,944
Xilinx, Inc.	714	52,615
		15,453,642

Materials — 3.1%
Air Products & Chemicals, Inc.	626	99,803
Albemarle Corp.	319	44,944
Avery Dennison Corp.	262	27,816
Ball Corp.	1,010	43,359
CF Industries Holdings, Inc.	710	26,966
DowDuPont, Inc.	6,702	484,622
Eastman Chemical Co.	420	38,140
Ecolab, Inc.	754	98,518
FMC Corp.	385	35,751
Freeport-McMoRan, Inc.*	3,890	54,382
International Flavors & Fragrances, Inc.	226	33,317
International Paper Co.	1,186	67,922
LyondellBasell Industries NV Class A	932	96,490
Martin Marietta Materials, Inc.	186	40,334
Monsanto Co.	1,267	153,434
Mosaic Co.	1,059	23,658
Newmont Mining Corp.	1,533	55,433
Nucor Corp.	929	53,724
Packaging Corp of America	271	31,509
PPG Industries, Inc.	742	86,250
Praxair, Inc.	821	119,964
Sealed Air Corp.	577	25,521
Sherwin-Williams Co.	237	93,651
Vulcan Materials Co.	381	46,387
WestRock Co.	729	44,710
		1,926,605

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)

October 31, 2017

Security Description	Shares	Fair Value
Common Stocks (continued)
Real Estate — 3.0%
Alexandria Real Estate Equities, Inc.	278	$34,461
American Tower Corp.	1,228	176,427
Apartment Investment & Management Co.	481	21,154
AvalonBay Communities, Inc.	400	72,532
Boston Properties, Inc.	451	54,652
CBRE Group, Inc.*	882	34,680
Crown Castle International Corp.	1,167	124,962
Digital Realty Trust, Inc.	458	54,246
Duke Realty Corp.	1,000	28,480
Equinix, Inc.	225	104,288
Equity Residential	1,055	70,959
Essex Property Trust, Inc.	189	49,599
Extra Space Storage, Inc.	376	30,678
Federal Realty Investment Trust	208	25,068
GGP, Inc.	1,751	34,074
HCP, Inc.	1,347	34,807
Host Hotels & Resorts, Inc.	2,200	43,032
Iron Mountain, Inc.	729	29,160
Kimco Realty Corp.	1,251	22,718
Macerich Co.	312	17,035
Mid-America Apartment Communities, Inc.	327	33,468
Prologis, Inc.	1,532	98,937
Public Storage	431	89,325
Realty Income Corp.	787	42,238
Regency Centers Corp.	416	25,605
SBA Communications Corp.*	345	54,227
Simon Property Group, Inc.	892	138,554
SL Green Realty Corp.	284	27,173
UDR, Inc.	803	31,148
Ventas, Inc.	1,042	65,386
Vornado Realty Trust	503	37,655
Welltower, Inc.	1,072	71,781
Weyerhaeuser Co.	2,182	78,356
		1,856,865

Telecommunication Services — 1.9%
AT&T, Inc.	17,637	593,485
CenturyLink, Inc.	2,535	48,139
Verizon Communications, Inc.	11,718	560,941
		1,202,565

Utilities — 3.2%
AES Corp.	1,946	20,686
Alliant Energy Corp.	669	28,941
Ameren Corp.	701	43,455
American Electric Power Co., Inc.	1,420	105,662
American Water Works Co., Inc.	512	44,933
CenterPoint Energy, Inc.	1,268	37,507
CMS Energy Corp.	810	39,180
Consolidated Edison, Inc.	904	77,789
Dominion Energy, Inc.	1,827	148,243
DTE Energy Co.	510	56,335
Duke Energy Corp.	2,010	177,503
Edison International	938	74,993
Entergy Corp.	515	44,424
Eversource Energy	929	58,192
Exelon Corp.	2,757	110,859
FirstEnergy Corp.	1,285	42,341
NextEra Energy, Inc.	1,354	209,965

Security Description	Shares	Fair Value
Common Stocks (continued)
Utilities (continued)
NiSource, Inc.	983	$25,922
NRG Energy, Inc.	863	21,575
PG&E Corp.	1,480	85,500
Pinnacle West Capital Corp.	320	28,067
PPL Corp.	1,975	74,181
Public Service Enterprise Group, Inc.	1,453	71,488
SCANA Corp.	410	17,687
Sempra Energy	725	85,187
Southern Co.	2,871	149,866
WEC Energy Group, Inc.	928	62,538
Xcel Energy, Inc.	1,482	73,389
		2,016,408

TOTAL COMMON STOCKS
(Cost $49,790,300)		63,302,287

TOTAL INVESTMENTS — 101.1%
(Cost $49,790,300)		63,302,287
Liabilities in Excess of Other Assets — (1.1%)		(673,791)
TOTAL NET ASSETS — 100.0%		$62,628,496

†	All or a portion of these securities has been segregated as collateral for and are subject to written options contracts. The aggregate market value of collateral at October 31, 2017 was $45,934,700.
*	Non-income producing security.

Glossary:

Ltd. — Private Limited Company

PLC — Public Limited Company

Number of Contracts		Notional Value	Fair Value
Written Call Options — (1.1)%
(9)	3M Co., Strike @ 220.00,
	Exp 11/17/17	$(207,171)	$(9,608)
(40)	Abbott Laboratories,
	Strike @ 57.50, Exp 11/17/17	(216,920)	(120)
(45)	AbbVie, Inc., Strike @ 100.00,
	Exp 11/17/17	(406,125)	(427)
(10)	Accenture PLC, Strike @
	140.00, Exp 11/17/17	(142,360)	(3,300)
(15)	Activision Blizzard, Inc.,
	Strike @ 65.00, Exp 11/17/17	(98,235)	(3,810)
(1)	Acuity Brands, Inc., Strike @
	165.00, Exp 11/17/17	(16,720)	(515)
(7)	Adobe Systems, Inc., Strike @
	175.00, Exp 11/17/17	(122,612)	(2,292)
(1)	Advance Auto Parts, Inc.,
	Strike @ 90.00, Exp 11/17/17	(8,174)	(92)
(8)	Aetna, Inc., Strike @ 165.00,
	Exp 11/17/17	(136,024)	(5,540)
(1)	Affiliated Managers
	Group, Inc., Strike @ 200.00,
	Exp 11/17/17	(18,650)	(15)
(11)	Aflac, Inc., Strike @ 87.50,
	Exp 11/17/17	(92,279)	(77)
(5)	Agilent Technologies, Inc.,
	Strike @ 67.50, Exp 11/17/17	(34,015)	(712)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(3)	Air Products & Chemicals, Inc.,
	Strike @ 155.00,
	Exp 11/17/17	$(47,829)	$(1,500)
(4)	Akamai Technologies, Inc.,
	Strike @ 55.00, Exp 11/17/17	(20,900)	(70)
(3)	Albemarle Corp., Strike @
	150.00, Exp 11/17/17	(42,267)	(412)
(2)	Alexandria Real Estate
	Equities, Inc., Strike @ 125.00,
	Exp 11/17/17	(24,792)	(135)
(6)	Alexion Pharmaceuticals, Inc.,
	Strike @ 150.00,
	Exp 11/17/17	(71,796)	(60)
(2)	Align Technology, Inc.,
	Strike @ 210.00,
	Exp 11/17/17	(47,796)	(5,950)
(2)	Allegion PLC, Strike @ 90.00,
	Exp 11/17/17	(16,678)	(30)
(9)	Allergan PLC, Strike @ 200.00,
	Exp 11/17/17	(159,507)	(783)
(1)	Alliance Data Systems Corp.,
	Strike @ 240.00,
	Exp 11/17/17	(22,373)	(47)
(8)	Allstate Corp., Strike @ 95.00,
	Exp 11/17/17	(75,088)	(1,104)
(8)	Alphabet, Inc. Class A,
	Strike @ 1,060.00,
	Exp 11/17/17	(826,432)	(4,720)
(8)	Alphabet, Inc. Class C,
	Strike @ 1,040.00,
	Exp 11/17/17	(813,312)	(5,520)
(28)	Altria Group, Inc.,
	Strike @ 65.00, Exp 11/17/17	(179,816)	(2,506)
(11)	Amazon.com, Inc., Strike @
	1,050.00, Exp 11/17/17	(1,215,808)	(66,192)
(14)	American Electric Power
	Co., Inc., Strike @ 75.00,
	Exp 11/17/17	(104,174)	(490)
(21)	American Express Co.,
	Strike @ 95.00, Exp 11/17/17	(200,592)	(3,454)
(25)	American International
	Group, Inc., Strike @ 67.50,
	Exp 11/17/17	(161,525)	(787)
(7)	American Tower Corp.,
	Strike @ 140.00,
	Exp 11/17/17	(100,569)	(3,255)
(5)	American Water Works Co., Inc.,
	Strike @ 90.00, Exp 11/17/17	(43,880)	(125)
(4)	Ameriprise Financial, Inc.,
	Strike @ 160.00,
	Exp 11/17/17	(62,616)	(400)
(3)	AmerisourceBergen Corp.,
	Strike @ 85.00, Exp 11/17/17	(23,085)	(90)
(5)	AMETEK, Inc., Strike @ 70.00,
	Exp 11/17/17	(33,745)	(262)
(20)	Amgen, Inc., Strike @ 190.00,
	Exp 11/17/17	(350,440)	(250)
(8)	Amphenol Corp. Class A,
	Strike @ 90.00, Exp 11/17/17	(69,600)	(60)
(10)	Anadarko Petroleum Corp.,
	Strike @ 50.00, Exp 11/17/17	(49,370)	(1,075)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(10)	Analog Devices, Inc., Strike @
	92.50, Exp 11/17/17	$(91,300)	$(1,150)
(4)	Andeavor, Strike @ 110.00,
	Exp 11/17/17	(42,496)	(312)
(2)	ANSYS, Inc., Strike @ 135.00,
	Exp 11/17/17	(27,342)	(880)
(6)	Anthem, Inc., Strike @ 200.00,
	Exp 11/17/17	(125,526)	(6,405)
(7)	Aon PLC, Strike @ 155.00,
	Exp 11/17/17	(100,401)	(17)
(7)	Apache Corp., Strike @ 42.50,
	Exp 11/17/17	(28,959)	(532)
(4)	Apartment Investment &
	Management Co., Strike @
	45.00, Exp 11/17/17	(17,592)	(50)
(148)	Apple, Inc., Strike @ 165.00,
	Exp 11/17/17	(2,501,792)	(103,600)
(19)	Applied Materials, Inc., Strike
	@ 57.50, Exp 11/17/17	(107,217)	(2,679)
(16)	Archer-Daniels-Midland Co.,
	Strike @ 45.00, Exp 11/17/17	(65,392)	(32)
(5)	Arthur J Gallagher & Co.,
	Strike @ 65.00, Exp 11/17/17	(31,665)	(50)
(1)	Assurant, Inc., Strike @ 105.00,
	Exp 11/17/17	(10,065)	(85)
(176)	AT&T, Inc., Strike @ 37.00,
	Exp 11/17/17	(592,240)	(616)
(5)	Autodesk, Inc., Strike @ 125.00,
	Exp 11/17/17	(62,480)	(1,357)
(11)	Automatic Data Processing,
	Inc., Strike @ 120.00,
	Exp 11/17/17	(127,886)	(1,952)
(4)	AvalonBay Communities,
	Inc., Strike @ 185.00,
	Exp 11/17/17	(72,532)	(310)
(2)	Avery Dennison Corp., Strike @
	100.00, Exp 11/17/17	(21,234)	(1,310)
(8)	Baker Hughes a GE Co., Strike
	@ 33.00, Exp 11/17/17	(25,144)	(140)
(10)	Ball Corp., Strike @ 43.75,
	Exp 11/17/17	(42,930)	(550)
(281)	Bank of America Corp., Strike
	@ 28.00, Exp 11/17/17	(769,659)	(7,306)
(11)	Baxter International, Inc., Strike
	@ 65.00, Exp 11/17/17	(70,917)	(687)
(15)	BB&T Corp., Strike @ 48.00,
	Exp 11/17/17	(73,860)	(2,190)
(2)	Becton Dickinson and Co.,
	Strike @ 210.00,
	Exp 11/17/17	(41,734)	(635)
(7)	Best Buy Co., Inc., Strike @
	60.00, Exp 11/17/17	(39,186)	(822)
(6)	Biogen, Inc., Strike @ 360.00,
	Exp 11/17/17	(186,996)	(60)
(3)	BlackRock, Inc. Class A, Strike
	@ 490.00, Exp 11/17/17	(141,249)	(465)
(11)	Boeing Co., Strike @ 270.00,
	Exp 11/17/17	(283,778)	(533)
(5)	BorgWarner, Inc., Strike @
	55.00, Exp 11/17/17	(26,360)	(125)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(3)	Boston Properties, Inc.,
	Strike @ 125.00,
	Exp 11/17/17	$(36,354)	$(165)
(2)	Brighthouse Financial, Inc.,
	Strike @ 65.00, Exp 11/17/17	(12,436)	(115)
(47)	Bristol-Myers Squibb Co.,
	Strike @ 67.50, Exp 11/17/17	(289,802)	(470)
(11)	Broadcom Ltd., Strike @ 260.00,
	Exp 11/17/17	(290,301)	(9,295)
(4)	C.H. Robinson Worldwide, Inc.,
	Strike @ 82.50, Exp 11/17/17	(31,412)	(190)
(9)	Cabot Oil & Gas Corp., Strike
	@ 26.00, Exp 11/17/17	(24,930)	(1,665)
(7)	Cadence Design Systems, Inc.,
	Strike @ 44.00, Exp 11/17/17	(30,212)	(262)
(5)	Campbell Soup Co., Strike @
	47.00, Exp 11/17/17	(23,685)	(637)
(11)	Capital One Financial Corp.,
	Strike @ 92.50, Exp 11/17/17	(101,398)	(1,375)
(9)	Cardinal Health, Inc., Strike
	@ 70.00, Exp 11/17/17	(55,710)	(90)
(4)	CarMax, Inc., Strike @ 77.50,
	Exp 11/17/17	(30,040)	(200)
(9)	Carnival Corp., Strike @ 67.50,
	Exp 11/17/17	(59,751)	(630)
(13)	Caterpillar, Inc., Strike @
	135.00, Exp 11/17/17	(176,540)	(3,263)
(2)	CBOE Holdings, Inc., Strike @
	110.00, Exp 11/17/17	(22,612)	(810)
(6)	CBRE Group, Inc., Strike @
	41.00, Exp 11/17/17	(23,592)	(180)
(7)	CBS Corp. Class B, Strike @
	60.00, Exp 11/17/17	(39,284)	(315)
(22)	Celgene Corp., Strike @ 130.00,
	Exp 11/17/17	(222,134)	(77)
(4)	Centene Corp., Strike @ 100.00,
	Exp 11/17/17	(37,468)	(190)
(8)	CenterPoint Energy, Inc., Strike
	@ 30.00, Exp 11/17/17	(23,664)	(180)
(13)	CenturyLink, Inc., Strike @
	20.00, Exp 11/17/17	(24,687)	(585)
(4)	CF Industries Holdings, Inc.,
	Strike @ 37.50, Exp 11/17/17	(15,192)	(698)
(19)	Charles Schwab Corp., Strike
	@ 45.00, Exp 11/17/17	(85,196)	(1,568)
(5)	Charter Communications, Inc.
	Class A, Strike @ 375.00,
	Exp 11/17/17	(167,085)	(350)
(38)	Chevron Corp., Strike @ 120.00,
	Exp 11/17/17	(440,382)	(741)
(13)	Chubb Ltd., Strike @ 160.00,
	Exp 11/17/17	(196,066)	(65)
(5)	Cigna Corp., Strike @ 195.00,
	Exp 11/17/17	(98,610)	(2,937)
(2)	Cimarex Energy Co., Strike @
	120.00, Exp 11/17/17	(23,386)	(385)
(2)	Cintas Corp., Strike @ 155.00,
	Exp 11/17/17	(29,808)	(30)
(103)	Cisco Systems, Inc., Strike @
	35.00, Exp 11/17/17	(351,745)	(4,223)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(60)	Citigroup, Inc., Strike @
	75.00, Exp 11/17/17	$(441,000)	$(3,210)
(14)	Citizens Financial Group, Inc.,
	Strike @ 40.00, Exp 11/17/17	(53,214)	(245)
(3)	Citrix Systems, Inc., Strike @
	85.00, Exp 11/17/17	(24,783)	(195)
(3)	Clorox Co., Strike @ 130.00,
	Exp 11/17/17	(37,959)	(360)
(9)	CME Group, Inc., Strike @
	140.00, Exp 11/17/17	(123,453)	(877)
(71)	Coca-Cola Co., Strike @ 47.00,
	Exp 11/17/17	(326,458)	(675)
(17)	Cognizant Technology Solutions
	Corp. Class A, Strike @ 77.50,
	Exp 11/17/17	(128,639)	(1,912)
(25)	Colgate-Palmolive Co., Strike @
	75.00, Exp 11/17/17	(176,125)	(462)
(78)	Comcast Corp. Class A, Strike @
	37.50, Exp 11/17/17	(281,034)	(1,833)
(3)	Comerica, Inc., Strike @ 80.00,
	Exp 11/17/17	(23,571)	(286)
(12)	Conagra Brands, Inc., Strike @
	35.00, Exp 11/17/17	(40,992)	(300)
(4)	Concho Resources, Inc., Strike
	@ 140.00, Exp 11/17/17	(53,684)	(590)
(14)	ConocoPhillips, Strike @ 50.00,
	Exp 11/17/17	(71,610)	(2,401)
(5)	Consolidated Edison, Inc., Strike
	@ 85.00, Exp 11/17/17	(43,025)	(825)
(4)	Constellation Brands, Inc.
	Class A, Strike @ 215.00,
	Exp 11/17/17	(87,636)	(2,160)
(1)	Cooper Cos., Inc., Strike @
	240.00, Exp 11/17/17	(24,026)	(485)
(19)	Corning, Inc., Strike @ 31.00,
	Exp 11/17/17	(59,489)	(1,187)
(6)	Costco Wholesale Corp., Strike
	@ 160.00, Exp 11/17/17	(96,648)	(1,722)
(11)	Coty, Inc., Strike @ 17.00,
	Exp 11/17/17	(16,940)	(275)
(2)	CR Bard, Inc., Strike @ 330.00,
	Exp 11/17/17	(65,414)	(390)
(6)	Crown Castle International
	Corp., Strike @ 105.00,
	Exp 11/17/17	(64,248)	(1,830)
(14)	CSX Corp., Strike @ 55.00,
	Exp 11/17/17	(70,602)	(84)
(3)	Cummins, Inc., Strike @ 180.00,
	Exp 11/17/17	(53,064)	(457)
(29)	CVS Health Corp., Strike @
	80.00, Exp 11/17/17	(198,737)	(377)
(14)	Danaher Corp., Strike @ 92.50,
	Exp 11/17/17	(129,178)	(1,295)
(3)	Darden Restaurants, Inc., Strike
	@ 85.00, Exp 11/17/17	(24,681)	(135)
(4)	DaVita, Inc., Strike @ 62.50,
	Exp 11/17/17	(24,296)	(470)
(5)	Deere & Co., Strike @ 130.00,
	Exp 11/17/17	(66,440)	(1,962)
(5)	Delphi Automotive PLC, Strike
	@ 100.00, Exp 11/17/17	(49,690)	(1,000)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(19)	Delta Air Lines, Inc., Strike @
	55.00, Exp 11/17/17	$(95,057)	$(142)
(6)	DENTSPLY SIRONA, Inc.,
	Strike @ 70.00, Exp 11/17/17	(36,642)	(195)
(15)	Devon Energy Corp., Strike @
	37.00, Exp 11/17/17	(55,350)	(1,522)
(3)	Digital Realty Trust, Inc.,
	Strike @ 125.00,
	Exp 11/17/17	(35,532)	(60)
(7)	Discover Financial Services, Inc.
	Class A, Strike @ 67.50,
	Exp 11/17/17	(46,571)	(490)
(4)	Discovery Communications, Inc.
	Class A, Strike @ 22.50,
	Exp 11/17/17	(7,552)	(40)
(5)	Discovery Communications, Inc.
	Class C, Strike @ 20.00,
	Exp 11/17/17	(8,905)	(87)
(6)	DISH Network Corp., Strike
	@ 52.50, Exp 11/17/17	(29,124)	(495)
(5)	Dollar General Corp., Strike @
	85.00, Exp 11/17/17	(40,420)	(125)
(6)	Dollar Tree, Inc., Strike @
	95.00, Exp 11/17/17	(54,750)	(285)
(10)	Dominion Energy, Inc., Strike @
	80.00, Exp 11/17/17	(81,140)	(1,675)
(3)	Dover Corp., Strike @ 95.00,
	Exp 11/17/17	(28,647)	(562)
(50)	DowDuPont, Inc., Strike @
	72.50, Exp 11/17/17	(361,550)	(5,600)
(9)	DR Horton, Inc., Strike @
	45.00, Exp 11/17/17	(39,789)	(693)
(5)	DTE Energy Co., Strike @
	115.00, Exp 11/17/17	(55,230)	(150)
(20)	Duke Energy Corp., Strike @
	90.00, Exp 11/17/17	(176,620)	(600)
(8)	DXC Technology Co., Strike @
	95.00, Exp 11/17/17	(73,216)	(620)
(8)	E*TRADE Financial Corp.,
	Strike @ 45.00, Exp 11/17/17	(34,872)	(232)
(4)	Eastman Chemical Co., Strike
	@ 92.50, Exp 11/17/17	(36,324)	(280)
(9)	Eaton Corp PLC, Strike @
	80.00, Exp 11/17/17	(72,018)	(787)
(17)	eBay, Inc., Strike @ 38.00,
	Exp 11/17/17	(63,988)	(807)
(6)	Ecolab, Inc., Strike @ 135.00,
	Exp 11/17/17	(78,396)	(165)
(6)	Edison International, Strike @
	80.00, Exp 11/17/17	(47,970)	(510)
(7)	Electronic Arts, Inc., Strike @
	120.00, Exp 11/17/17	(83,720)	(2,782)
(15)	Eli Lilly & Co., Strike @ 87.50,
	Exp 11/17/17	(122,910)	(45)
(18)	Emerson Electric Co., Strike @
	67.50, Exp 11/17/17	(116,028)	(540)
(5)	Entergy Corp., Strike @ 87.50,
	Exp 11/17/17	(43,130)	(162)
(3)	Envision Healthcare Corp.,
	Strike @ 50.00, Exp 11/17/17	(12,780)	(97)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(9)	EOG Resources, Inc., Strike @
	97.50, Exp 11/17/17	$(89,883)	$(3,285)
(3)	EQT Corp., Strike @ 65.00,
	Exp 11/17/17	(18,762)	(247)
(3)	Equifax, Inc., Strike @ 115.00,
	Exp 11/17/17	(32,559)	(255)
(2)	Equinix, Inc., Strike @ 490.00,
	Exp 11/17/17	(92,700)	(465)
(9)	Equity Residential, Strike @
	67.50, Exp 11/17/17	(60,534)	(607)
(1)	Essex Property Trust, Inc.,
	Strike @ 270.00,
	Exp 11/17/17	(26,243)	(122)
(6)	Estee Lauder Cos., Inc.
	Class A, Strike @ 115.00,
	Exp 11/17/17	(67,086)	(1,230)
(1)	Everest Re Group Ltd., Strike @
	250.00, Exp 11/17/17	(23,745)	(58)
(20)	Exelon Corp., Strike @ 40.00,
	Exp 11/17/17	(80,420)	(1,300)
(3)	Expeditors International of
	Washington, Inc., Strike @
	60.00, Exp 11/17/17	(17,514)	(172)
(16)	Express Scripts Holding Co.,
	Strike @ 62.50, Exp 11/17/17	(98,064)	(1,472)
(3)	Extra Space Storage, Inc.,
	Strike @ 85.00, Exp 11/17/17	(24,477)	(217)
(1)	F5 Networks, Inc., Strike @
	125.00, Exp 11/17/17	(12,127)	(95)
(68)	Facebook, Inc., Strike @ 185.00,
	Exp 11/17/17	(1,224,408)	(23,630)
(8)	Fastenal Co., Strike @ 50.00,
	Exp 11/17/17	(37,576)	(120)
(2)	Federal Realty Investment
	Trust, Strike @ 130.00,
	Exp 11/17/17	(24,104)	(15)
(6)	FedEx Corp., Strike @ 230.00,
	Exp 11/17/17	(135,486)	(882)
(13)	Fifth Third Bancorp, Strike @
	29.00, Exp 11/17/17	(37,570)	(669)
(12)	FirstEnergy Corp., Strike @
	33.00, Exp 11/17/17	(39,540)	(390)
(4)	Fiserv, Inc., Strike @ 130.00,
	Exp 11/17/17	(51,772)	(860)
(4)	FLIR Systems, Inc., Strike @
	45.00, Exp 11/17/17	(18,728)	(870)
(2)	Flowserve Corp., Strike @
	45.00, Exp 11/17/17	(8,814)	(165)
(3)	Fluor Corp., Strike @ 45.00,
	Exp 11/17/17	(12,927)	(172)
(3)	FMC Corp., Strike @ 100.00,
	Exp 11/17/17	(27,858)	(180)
(3)	Foot Locker, Inc., Strike @
	34.00, Exp 11/17/17	(9,024)	(150)
(4)	Fortune Brands Home &
	Security, Inc., Strike @ 70.00,
	Exp 11/17/17	(26,424)	(30)
(38)	Freeport-McMoRan, Inc.,
	Strike @ 16.00, Exp 11/17/17	(53,124)	(95)
(6)	Gap Inc., Strike @ 29.00,
	Exp 11/17/17	(15,594)	(153)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(2)	Garmin Ltd., Strike @ 57.50,
	Exp 11/17/17	$(11,322)	$(243)
(2)	Gartner, Inc., Strike @ 130.00,
	Exp 11/17/17	(25,062)	(265)
(7)	General Dynamics Corp., Strike
	@ 220.00, Exp 11/17/17	(142,086)	(87)
(113)	General Electric Co., Strike @
	23.00, Exp 11/17/17	(227,808)	(734)
(10)	General Mills, Inc., Strike @
	52.50, Exp 11/17/17	(51,920)	(540)
(29)	General Motors Co., Strike @
	47.00, Exp 11/17/17	(124,642)	(174)
(4)	Genuine Parts Co., Strike @
	92.50, Exp 11/17/17	(35,292)	(60)
(17)	GGP, Inc., Strike @ 23.00,
	Exp 11/17/17	(33,082)	(85)
(37)	Gilead Sciences, Inc., Strike @
	85.00, Exp 11/17/17	(277,352)	(148)
(3)	Global Payments, Inc., Strike @
	100.00, Exp 11/17/17	(31,185)	(1,590)
(8)	Goldman Sachs Group, Inc.,
	Strike @ 250.00,
	Exp 11/17/17	(193,984)	(1,140)
(24)	Halliburton Co., Strike @ 45.00,
	Exp 11/17/17	(102,576)	(360)
(6)	Hanesbrands, Inc., Strike @
	24.00, Exp 11/17/17	(13,500)	(120)
(3)	Harley-Davidson, Inc., Strike @
	50.00, Exp 11/17/17	(14,202)	(81)
(3)	Harris Corp., Strike @ 140.00,
	Exp 11/17/17	(41,796)	(405)
(2)	Hasbro, Inc., Strike @ 100.00,
	Exp 11/17/17	(18,518)	(20)
(6)	HCA Healthcare, Inc., Strike @
	82.50, Exp 11/17/17	(45,390)	(60)
(2)	Helmerich & Payne, Inc., Strike
	@ 52.50, Exp 11/17/17	(10,862)	(525)
(1)	Henry Schein, Inc., Strike @
	85.00, Exp 11/17/17	(7,860)	(40)
(2)	Hershey Co., Strike @ 110.00,
	Exp 11/17/17	(21,236)	(51)
(7)	Hess Corp., Strike @ 47.50,
	Exp 11/17/17	(30,912)	(171)
(22)	Hewlett Packard Enterprise Co.,
	Strike @ 14.00, Exp 11/17/17	(30,624)	(715)
(4)	Hilton Worldwide Holdings, Inc.,
	Strike @ 72.50, Exp 11/17/17	(28,912)	(380)
(8)	Hologic, Inc., Strike @ 39.00,
	Exp 11/17/17	(30,280)	(800)
(21)	Home Depot, Inc., Strike @
	165.00, Exp 11/17/17	(348,138)	(7,297)
(13)	Honeywell International, Inc.,
	Strike @ 145.00,
	Exp 11/17/17	(187,408)	(1,352)
(16)	Host Hotels & Resorts, Inc.,
	Strike @ 20.00, Exp 11/17/17	(31,296)	(440)
(4)	Humana, Inc., Strike @ 255.00,
	Exp 11/17/17	(102,140)	(2,440)
(2)	IDEXX Laboratories, Inc., Strike
	@ 170.00, Exp 11/17/17	(33,234)	(315)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(10)	IHS Markit Ltd., Strike @ 45.00,
	Exp 11/17/17	$(42,610)	$(75)
(8)	Illinois Tool Works, Inc., Strike
	@ 160.00, Exp 11/17/17	(125,216)	(660)
(3)	Illumina, Inc., Strike @ 220.00,
	Exp 11/17/17	(61,557)	(218)
(4)	Incyte Corp., Strike @ 120.00,
	Exp 11/17/17	(45,300)	(540)
(6)	Ingersoll-Rand PLC, Strike @
	95.00, Exp 11/17/17	(53,160)	(105)
(134)	Intel Corp., Strike @ 42.00,
	Exp 11/17/17	(609,566)	(47,235)
(17)	Intercontinental Exchange, Inc.,
	Strike @ 70.00, Exp 11/17/17	(112,370)	(595)
(24)	International Business
	Machines Corp., Strike @
	165.00, Exp 11/17/17	(369,744)	(228)
(2)	International Flavors &
	Fragrances, Inc., Strike @
	155.00, Exp 11/17/17	(29,484)	(195)
(11)	International Paper Co.,
	Strike @ 60.00, Exp 11/17/17	(62,997)	(83)
(5)	Intuit, Inc., Strike @ 150.00,
	Exp 11/17/17	(75,510)	(1,750)
(2)	Intuitive Surgical, Inc., Strike @
	376.67, Exp 11/17/17	(75,072)	(1,220)
(7)	Iron Mountain, Inc., Strike @
	42.50, Exp 11/17/17	(28,000)	(35)
(2)	Jacobs Engineering Group, Inc.,
	Strike @ 60.00, Exp 11/17/17	(11,642)	(75)
(2)	JB Hunt Transport
	Services, Inc., Strike @
	110.00, Exp 11/17/17	(21,278)	(130)
(2)	JM Smucker Co., Strike @
	105.00, Exp 11/17/17	(21,210)	(580)
(77)	Johnson & Johnson, Strike @
	145.00, Exp 11/17/17	(1,073,457)	(1,964)
(19)	Johnson Controls International
	PLC, Strike @ 43.00,
	Exp 11/17/17	(78,641)	(969)
(55)	JPMorgan Chase & Co., Strike
	@ 100.00, Exp 11/17/17	(553,355)	(9,818)
(8)	Juniper Networks, Inc., Strike @
	27.00, Exp 11/17/17	(19,864)	(20)
(3)	Kansas City Southern, Strike @
	110.00, Exp 11/17/17	(31,266)	(60)
(5)	Kellogg Co., Strike @ 62.50,
	Exp 11/17/17	(31,265)	(575)
(6)	Kimberly-Clark Corp., Strike @
	115.00, Exp 11/17/17	(67,506)	(480)
(4)	KLA-Tencor Corp., Strike @
	115.00, Exp 11/17/17	(43,556)	(120)
(4)	Kohl's Corp., Strike @ 47.50,
	Exp 11/17/17	(16,704)	(120)
(11)	Kraft Heinz Co., Strike @ 77.50,
	Exp 11/17/17	(85,063)	(1,595)
(25)	Kroger Co., Strike @ 22.00,
	Exp 11/17/17	(51,750)	(188)
(4)	L Brands, Inc., Strike @ 45.00,
	Exp 11/17/17	(17,216)	(460)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(2)	L3 Technologies, Inc., Strike @
	195.00, Exp 11/17/17	$(37,436)	$(85)
(2)	Laboratory Corp. of America
	Holdings, Strike @ 155.00,
	Exp 11/17/17	(30,742)	(390)
(2)	Lam Research Corp., Strike @
	210.00, Exp 11/17/17	(41,714)	(920)
(3)	Leggett & Platt, Inc., Strike @
	50.00, Exp 11/17/17	(14,178)	(30)
(1)	Lennar Corp., Strike @ 60.00,
	Exp 11/17/17	(5,567)	(5)
(9)	Leucadia National Corp., Strike
	@ 27.00, Exp 11/17/17	(22,770)	(45)
(4)	Lincoln National Corp., Strike
	@ 77.50, Exp 11/17/17	(30,312)	(476)
(5)	LKQ Corp., Strike @ 37.50,
	Exp 11/17/17	(18,845)	(338)
(5)	Lockheed Martin Corp., Strike
	@ 325.00, Exp 11/17/17	(154,080)	(88)
(8)	Loews Corp., Strike @ 50.00,
	Exp 11/17/17	(39,608)	(360)
(24)	Lowe's Cos., Inc., Strike @
	82.50, Exp 11/17/17	(191,880)	(1,164)
(6)	LyondellBasell Industries NV
	Class A, Strike @ 100.00,
	Exp 11/17/17	(62,118)	(2,760)
(2)	M&T Bank Corp., Strike @
	165.00, Exp 11/17/17	(33,354)	(750)
(3)	Macerich Co., Strike @ 60.00,
	Exp 11/17/17	(16,380)	(83)
(7)	Macy's, Inc., Strike @ 22.00,
	Exp 11/17/17	(13,132)	(119)
(13)	Marathon Oil Corp., Strike @
	14.00, Exp 11/17/17	(18,486)	(754)
(7)	Marathon Petroleum Corp.,
	Strike @ 57.50, Exp 11/17/17	(41,818)	(1,824)
(7)	Marriott International, Inc.
	Class A, Strike @ 120.00,
	Exp 11/17/17	(83,636)	(2,170)
(9)	Marsh & McLennan Cos., Inc.,
	Strike @ 85.00, Exp 11/17/17	(72,837)	(113)
(1)	Martin Marietta Materials,
	Inc., Strike @ 220.00,
	Exp 11/17/17	(21,685)	(485)
(7)	Masco Corp., Strike @ 41.00,
	Exp 11/17/17	(27,874)	(123)
(26)	Mastercard, Inc. Class A, Strike
	@ 150.00, Exp 11/17/17	(386,802)	(4,537)
(2)	McCormick & Co., Inc., Strike
	@ 100.00, Exp 11/17/17	(19,906)	(225)
(19)	McDonald's Corp., Strike @
	170.00, Exp 11/17/17	(317,129)	(1,634)
(6)	McKesson Corp., Strike @
	160.00, Exp 11/17/17	(82,728)	(60)
(38)	Medtronic PLC, Strike @ 80.00,
	Exp 11/17/17	(305,976)	(4,959)
(30)	MetLife, Inc., Strike @ 55.00,
	Exp 11/17/17	(160,740)	(1,410)
(14)	MGM Resorts International,
	Strike @ 34.00, Exp 11/17/17	(43,890)	(245)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(3)	Michael Kors Holdings Ltd.,
	Strike @ 52.50, Exp 11/17/17	$(14,643)	$(323)
(6)	Microchip Technology, Inc.,
	Strike @ 97.50, Exp 11/17/17	(56,880)	(945)
(32)	Micron Technology, Inc., Strike
	@ 45.00, Exp 11/17/17	(141,792)	(4,112)
(140)	Microsoft Corp., Strike @ 80.00,
	Exp 11/17/17	(1,164,520)	(47,250)
(3)	Mid-America Apartment
	Communities, Inc., Strike @
	110.00, Exp 11/17/17	(30,705)	(30)
(1)	Mohawk Industries, Inc., Strike
	@ 280.00, Exp 11/17/17	(26,176)	(23)
(36)	Mondelez International, Inc.,
	Strike @ 42.00, Exp 11/17/17	(149,148)	(1,674)
(11)	Monster Beverage Corp., Strike
	@ 60.00, Exp 11/17/17	(63,723)	(1,403)
(4)	Moody's Corp., Strike @ 150.00,
	Exp 11/17/17	(56,964)	(314)
(8)	Mosaic Co., Strike @ 22.00,
	Exp 11/17/17	(17,872)	(660)
(3)	Motorola Solutions, Inc., Strike
	@ 92.50, Exp 11/17/17	(27,162)	(381)
(12)	Mylan NV, Strike @ 40.00,
	Exp 11/17/17	(42,852)	(342)
(3)	Nasdaq, Inc., Strike @ 75.00,
	Exp 11/17/17	(21,795)	(75)
(11)	National Oilwell Varco, Inc.,
	Strike @ 36.00, Exp 11/17/17	(37,609)	(193)
(4)	Navient Corp., Strike @ 12.50,
	Exp 11/17/17	(4,984)	(150)
(7)	NetApp, Inc., Strike @ 47.00,
	Exp 11/17/17	(31,094)	(343)
(12)	Netflix, Inc., Strike @ 205.00,
	Exp 11/17/17	(235,716)	(2,328)
(14)	Newell Brands, Inc., Strike @
	43.00, Exp 11/17/17	(57,092)	(700)
(4)	Newfield Exploration Co.,
	Strike @ 31.00, Exp 11/17/17	(12,316)	(420)
(15)	Newmont Mining Corp., Strike
	@ 40.00, Exp 11/17/17	(54,240)	(60)
(8)	News Corp. Class A, Strike @
	14.00, Exp 11/17/17	(10,928)	(120)
(9)	NextEra Energy, Inc., Strike @
	155.00, Exp 11/17/17	(139,563)	(1,575)
(33)	NIKE, Inc. Class B, Strike @
	55.00, Exp 11/17/17	(181,467)	(3,185)
(9)	NiSource, Inc., Strike @ 27.00,
	Exp 11/17/17	(23,733)	(135)
(13)	Noble Energy, Inc., Strike @
	30.00, Exp 11/17/17	(36,231)	(163)
(3)	Nordstrom, Inc., Strike @
	45.00, Exp 11/17/17	(11,895)	(68)
(6)	Norfolk Southern Corp., Strike
	@ 135.00, Exp 11/17/17	(78,852)	(525)
(5)	Northern Trust Corp., Strike @
	97.50, Exp 11/17/17	(46,760)	(175)
(4)	Northrop Grumman Corp.,
	Strike @ 300.00,
	Exp 11/17/17	(118,212)	(1,040)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(6)	Norwegian Cruise Line
	Holdings Ltd., Strike @ 57.50,
	Exp 11/17/17	$(33,450)	$(675)
(8)	NRG Energy, Inc., Strike @
	28.00, Exp 11/17/17	(20,000)	(220)
(5)	Nucor Corp., Strike @ 60.00,
	Exp 11/17/17	(28,915)	(240)
(17)	NVIDIA Corp., Strike @
	215.00, Exp 11/17/17	(351,577)	(11,475)
(21)	Occidental Petroleum Corp.,
	Strike @ 67.50, Exp 11/17/17	(135,597)	(473)
(10)	ONEOK, Inc., Strike @ 57.50,
	Exp 11/17/17	(54,270)	(75)
(58)	Oracle Corp., Strike @ 50.00,
	Exp 11/17/17	(295,220)	(7,279)
(2)	O'Reilly Automotive, Inc., Strike
	@ 220.00, Exp 11/17/17	(42,190)	(285)
(5)	PACCAR, Inc., Strike @ 75.00,
	Exp 11/17/17	(35,865)	(100)
(2)	Packaging Corp of America,
	Strike @ 120.00,
	Exp 11/17/17	(23,254)	(120)
(3)	Parker-Hannifin Corp., Strike
	@ 190.00, Exp 11/17/17	(54,783)	(315)
(2)	Patterson Cos., Inc., Strike @
	40.00, Exp 11/17/17	(7,400)	(30)
(9)	Paychex, Inc., Strike @ 65.00,
	Exp 11/17/17	(57,411)	(360)
(32)	PayPal Holdings, Inc., Strike @
	75.00, Exp 11/17/17	(232,192)	(1,536)
(4)	Pentair PLC, Strike @ 75.00,
	Exp 11/17/17	(28,184)	(20)
(41)	PepsiCo, Inc., Strike @ 115.00,
	Exp 11/17/17	(451,943)	(513)
(3)	PerkinElmer, Inc., Strike @
	75.00, Exp 11/17/17	(21,696)	(195)
(2)	Perrigo Co. PLC, Strike @
	90.00, Exp 11/17/17	(16,198)	(180)
(127)	Pfizer, Inc., Strike @ 37.00,
	Exp 11/17/17	(445,262)	(318)
(11)	PG&E Corp., Strike @ 60.00,
	Exp 11/17/17	(63,547)	(715)
(26)	Philip Morris International,
	Inc., Strike @ 110.00,
	Exp 11/17/17	(272,064)	(520)
(9)	Phillips 66, Strike @ 92.50,
	Exp 11/17/17	(81,972)	(473)
(4)	Pioneer Natural Resources
	Co., Strike @ 150.00,
	Exp 11/17/17	(59,868)	(1,980)
(11)	PNC Financial Services Group,
	Inc., Strike @ 140.00,
	Exp 11/17/17	(150,469)	(1,117)
(3)	PPG Industries, Inc., Strike @
	115.00, Exp 11/17/17	(34,872)	(728)
(12)	PPL Corp., Strike @ 38.00,
	Exp 11/17/17	(45,072)	(330)
(1)	Priceline Group, Inc., Strike @
	2,045.00, Exp 11/17/17	(191,196)	(1,615)
(7)	Principal Financial Group, Inc.,
	Strike @ 70.00, Exp 11/17/17	(46,095)	(88)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(73)	Procter & Gamble Co.,
	Strike @ 90.00, Exp 11/17/17	$(630,282)	$(657)
(17)	Progressive Corp., Strike @
	50.00, Exp 11/17/17	(82,705)	(425)
(10)	Prologis, Inc., Strike @ 65.00,
	Exp 11/17/17	(64,580)	(675)
(12)	Prudential Financial, Inc.,
	Strike @ 115.00,
	Exp 11/17/17	(132,552)	(966)
(14)	Public Service Enterprise
	Group, Inc., Strike @ 50.00,
	Exp 11/17/17	(68,880)	(315)
(3)	Public Storage, Strike @ 220.00,
	Exp 11/17/17	(62,175)	(90)
(7)	PulteGroup, Inc., Strike @
	29.00, Exp 11/17/17	(21,161)	(987)
(1)	PVH Corp., Strike @ 130.00,
	Exp 11/17/17	(12,681)	(138)
(3)	Qorvo, Inc., Strike @ 75.00,
	Exp 11/17/17	(22,743)	(1,050)
(42)	QUALCOMM, Inc., Strike @
	55.00, Exp 11/17/17	(214,242)	(2,225)
(4)	Quanta Services, Inc., Strike @
	39.00, Exp 11/17/17	(15,092)	(200)
(2)	Quest Diagnostics, Inc.,
	Strike @ 95.00, Exp 11/17/17	(18,756)	(300)
(3)	Quintiles IMS Holdings, Inc.,
	Strike @ 105.00,
	Exp 11/17/17	(32,430)	(1,110)
(1)	Ralph Lauren Corp., Strike @
	90.00, Exp 11/17/17	(8,943)	(385)
(4)	Range Resources Corp., Strike
	@ 20.00, Exp 11/17/17	(7,244)	(70)
(3)	Raymond James Financial, Inc.,
	Strike @ 90.00, Exp 11/17/17	(25,434)	(38)
(8)	Raytheon Co., Strike @ 195.00,
	Exp 11/17/17	(144,160)	(64)
(4)	Red Hat, Inc., Strike @ 125.00,
	Exp 11/17/17	(48,332)	(240)
(4)	Regency Centers Corp., Strike @
	65.00, Exp 11/17/17	(24,620)	(40)
(2)	Regeneron Pharmaceuticals,
	Inc., Strike @ 455.00,
	Exp 11/17/17	(80,524)	(385)
(4)	Republic Services, Inc. Class A,
	Strike @ 65.00, Exp 11/17/17	(26,028)	(470)
(2)	ResMed, Inc., Strike @ 80.00,
	Exp 11/17/17	(16,836)	(870)
(3)	Robert Half International, Inc.,
	Strike @ 55.00, Exp 11/17/17	(15,531)	(45)
(2)	Rockwell Automation, Inc.,
	Strike @ 190.00,
	Exp 11/17/17	(40,164)	(2,460)
(2)	Rockwell Collins, Inc., Strike @
	135.00, Exp 11/17/17	(27,120)	(230)
(2)	Roper Technologies, Inc., Strike
	@ 260.00, Exp 11/17/17	(51,634)	(530)
(7)	Ross Stores, Inc., Strike @
	65.00, Exp 11/17/17	(44,443)	(858)
(4)	Royal Caribbean Cruises
	Ltd., Strike @ 130.00,
	Exp 11/17/17	(49,508)	(606)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(6)	S&P Global, Inc., Strike @
	165.00, Exp 11/17/17	$(93,882)	$(195)
(13)	salesforce.com, Inc., Strike @
	100.00, Exp 11/17/17	(133,042)	(4,582)
(3)	SBA Communications Corp.,
	Strike @ 155.00,
	Exp 11/17/17	(47,154)	(1,245)
(2)	SCANA Corp., Strike @
	50.00, Exp 11/17/17	(8,628)	(20)
(39)	Schlumberger Ltd., Strike @
	65.00, Exp 11/17/17	(249,600)	(2,282)
(6)	Seagate Technology PLC,
	Strike @ 37.00, Exp 11/17/17	(22,182)	(612)
(4)	Sealed Air Corp., Strike @
	46.00, Exp 11/17/17	(17,692)	(210)
(5)	Sempra Energy, Strike @
	115.00, Exp 11/17/17	(58,750)	(1,525)
(2)	Sherwin-Williams Co., Strike @
	400.00, Exp 11/17/17	(79,030)	(670)
(1)	Signet Jewelers Ltd., Strike @
	65.00, Exp 11/17/17	(6,557)	(255)
(8)	Simon Property Group, Inc.,
	Strike @ 170.00,
	Exp 11/17/17	(124,264)	(56)
(5)	Skyworks Solutions, Inc.,
	Strike @ 110.00,
	Exp 11/17/17	(56,930)	(3,150)
(2)	SL Green Realty Corp., Strike @
	100.00, Exp 11/17/17	(19,136)	(40)
(1)	Snap-on, Inc., Strike @ 160.00,
	Exp 11/17/17	(15,778)	(170)
(18)	Southern Co., Strike @ 52.50,
	Exp 11/17/17	(93,960)	(909)
(9)	Southwest Airlines Co., Strike @
	60.00, Exp 11/17/17	(48,474)	(68)
(4)	Stanley Black & Decker, Inc.,
	Strike @ 165.00,
	Exp 11/17/17	(64,620)	(410)
(41)	Starbucks Corp., Strike @
	57.50, Exp 11/17/17	(224,844)	(1,333)
(6)	State Street Corp., Strike @
	100.00, Exp 11/17/17	(55,200)	(33)
(2)	Stericycle, Inc., Strike @
	75.00, Exp 11/17/17	(14,170)	(185)
(9)	Stryker Corp., Strike @ 155.00,
	Exp 11/17/17	(139,383)	(1,958)
(14)	Symantec Corp., Strike @
	34.00, Exp 11/17/17	(45,500)	(945)
(21)	Synchrony Financial, Strike @
	35.00, Exp 11/17/17	(68,502)	(158)
(3)	Synopsys, Inc., Strike @
	85.00, Exp 11/17/17	(25,956)	(653)
(8)	Sysco Corp., Strike @ 55.00,
	Exp 11/17/17	(44,496)	(1,060)
(6)	T. Rowe Price Group, Inc.,
	Strike @ 100.00,
	Exp 11/17/17	(55,740)	(75)
(5)	Tapestry, Inc., Strike @ 41.00,
	Exp 11/17/17	(20,475)	(738)
(9)	Target Corp., Strike @ 62.50,
	Exp 11/17/17	(53,136)	(365)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(7)	TE Connectivity Ltd., Strike @
	90.00, Exp 11/17/17	$(63,679)	$(1,715)
(12)	TechnipFMC PLC, Strike @
	26.00, Exp 11/17/17	(32,868)	(1,920)
(23)	Texas Instruments, Inc., Strike
	@ 97.50, Exp 11/17/17	(222,387)	(2,565)
(7)	Textron, Inc., Strike @ 55.00,
	Exp 11/17/17	(36,918)	(196)
(9)	Thermo Fisher Scientific, Inc.,
	Strike @ 200.00,
	Exp 11/17/17	(174,447)	(608)
(2)	Tiffany & Co., Strike @ 97.50,
	Exp 11/17/17	(18,724)	(88)
(22)	Time Warner, Inc., Strike @
	105.00, Exp 11/17/17	(216,238)	(55)
(18)	TJX Cos., Inc., Strike @ 75.00,
	Exp 11/17/17	(125,640)	(315)
(3)	Torchmark Corp., Strike @
	85.00, Exp 11/17/17	(25,239)	(143)
(4)	Total System Services, Inc.,
	Strike @ 70.00, Exp 11/17/17	(28,820)	(980)
(2)	Tractor Supply Co., Strike @
	60.00, Exp 11/17/17	(12,052)	(275)
(1)	TransDigm Group, Inc., Strike
	@ 280.00, Exp 11/17/17	(27,750)	(605)
(6)	Travelers Cos., Inc., Strike @
	135.00, Exp 11/17/17	(79,470)	(420)
(3)	TripAdvisor, Inc., Strike @
	45.00, Exp 11/17/17	(11,250)	(150)
(14)	Twenty-First Century Fox, Inc.
	Class B, Strike @ 28.00,
	Exp 11/17/17	(35,630)	(105)
(8)	Tyson Foods, Inc. Class A,
	Strike @ 75.00, Exp 11/17/17	(58,328)	(940)
(1)	Ulta Beauty, Inc., Strike @
	215.00, Exp 11/17/17	(20,179)	(155)
(15)	Union Pacific Corp., Strike @
	115.00, Exp 11/17/17	(173,685)	(3,683)
(6)	United Continental Holdings,
	Inc., Strike @ 62.50,
	Exp 11/17/17	(35,088)	(195)
(10)	United Parcel Service, Inc.
	Class B, Strike @ 120.00,
	Exp 11/17/17	(117,530)	(480)
(2)	United Rentals, Inc., Strike @
	150.00, Exp 11/17/17	(28,296)	(170)
(10)	United Technologies Corp.,
	Strike @ 120.00,
	Exp 11/17/17	(119,760)	(1,420)
(18)	UnitedHealth Group, Inc.,
	Strike @ 210.00,
	Exp 11/17/17	(378,396)	(5,508)
(2)	Universal Health Services, Inc.
	Class B, Strike @ 115.00,
	Exp 11/17/17	(20,540)	(10)
(34)	US Bancorp, Strike @ 55.00,
	Exp 11/17/17	(184,892)	(1,462)
(12)	Valero Energy Corp., Strike @
	80.00, Exp 11/17/17	(94,668)	(870)
(2)	Varian Medical Systems, Inc.,
	Strike @ 110.00, Exp 11/17/17	(20,838)	(215)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (concluded)
October 31, 2017

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(10)	Ventas, Inc., Strike @ 65.00,
	Exp 11/17/17	$(62,750)	$(150)
(1)	VeriSign, Inc., Strike @ 110.00,
	Exp 11/17/17	(10,752)	(58)
(2)	Verisk Analytics, Inc., Strike @
	85.00, Exp 11/17/17	(17,010)	(425)
(71)	Verizon Communications, Inc.,
	Strike @ 50.00, Exp 11/17/17	(339,877)	(604)
(7)	Vertex Pharmaceuticals, Inc.,
	Strike @ 165.00, Exp 11/17/17	(102,361)	(315)
(6)	VF Corp., Strike @ 67.50,
	Exp 11/17/17	(41,790)	(1,590)
(6)	Viacom, Inc. Class B, Strike
	@ 27.50, Exp 11/17/17	(14,418)	(135)
(44)	Visa, Inc., Strike @ 110.00,
	Exp 11/17/17	(483,912)	(6,578)
(4)	Vornado Realty Trust, Strike @
	75.00, Exp 11/17/17	(29,944)	(300)
(2)	Vulcan Materials Co., Strike @
	125.00, Exp 11/17/17	(24,350)	(510)
(22)	Wal-Mart Stores, Inc., Strike @
	87.50, Exp 11/17/17	(192,082)	(3,597)
(21)	Walgreens Boots Alliance, Inc.,
	Strike @ 70.00, Exp 11/17/17	(139,167)	(893)
(24)	Walt Disney Co., Strike @
	100.00, Exp 11/17/17	(234,744)	(2,916)
(11)	Waste Management, Inc., Strike
	@ 80.00, Exp 11/17/17	(90,387)	(2,695)
(2)	Waters Corp., Strike @ 195.00,
	Exp 11/17/17	(39,210)	(710)
(66)	Wells Fargo & Co., Strike @
	55.00, Exp 11/17/17	(370,524)	(9,108)
(10)	Welltower, Inc., Strike @ 70.00,
	Exp 11/17/17	(66,960)	(100)
(8)	Western Digital Corp., Strike @
	92.50, Exp 11/17/17	(71,416)	(908)
(7)	WestRock Co., Strike @ 62.50,
	Exp 11/17/17	(42,931)	(648)
(18)	Weyerhaeuser Co., Strike @
	36.00, Exp 11/17/17	(64,638)	(855)
(15)	Williams Cos., Inc., Strike @
	30.00, Exp 11/17/17	(42,750)	(188)
(2)	Willis Towers Watson PLC,
	Strike @ 165.00, Exp 11/17/17	(32,216)	(475)
(1)	WW Grainger, Inc., Strike @
	210.00, Exp 11/17/17	(19,770)	(192)
(2)	Wyndham Worldwide Corp.,
	Strike @ 115.00, Exp 11/17/17	(21,370)	(25)
(2)	Wynn Resorts Ltd., Strike @
	155.00, Exp 11/17/17	(29,498)	(179)
(11)	Xcel Energy, Inc., Strike @
	50.00, Exp 11/17/17	(54,472)	(330)
(6)	Xilinx, Inc., Strike @ 75.00,
	Exp 11/17/17	(44,214)	(513)
(7)	XL Group Ltd., Strike @ 45.00,
	Exp 11/17/17	(28,329)	(39)
(3)	Xylem, Inc., Strike @ 65.00,
	Exp 11/17/17	(19,959)	(615)
(7)	Yum! Brands, Inc., Strike @
	77.50, Exp 11/17/17	(52,115)	(322)

Number of Contracts		Notional Value	Fair Value
Written Call Options (continued)
(4)	Zimmer Biomet Holdings, Inc.,
	Strike @ 125.00, Exp 11/17/17	$(48,648)	$(940)
(6)	Zions Bancorporation, Strike @
	49.00, Exp 11/17/17	(27,876)	(99)
(14)	Zoetis, Inc., Strike @ 67.50,
	Exp 11/17/17	(89,348)	(210)
	Total Written Call Options
	(Premiums Received $495,598)		$(698,351)

Sector Allocation
(as of October 31, 2017)

Information Technology	24.7%
Financials	14.8
Health Care	14.2
Consumer Discretionary	12.0
Industrials	10.2
Consumer Staples	8.0
Energy	6.0
Utilities	3.2
Materials	3.1
Real Estate	3.0
Telecommunication Services	1.9
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons DAX Germany ETF
October 31, 2017

Security Description	Shares	Fair Value
Common Stocks — 94.0%
Consumer Discretionary — 15.5%
adidas AG	2,512	$559,077
Bayerische Motoren Werke AG	4,414	449,931
Continental AG	1,498	380,254
Daimler AG	14,024	1,164,678
ProSiebenSat.1 Media SE	2,952	102,978
		2,656,918

Consumer Staples — 0.9%
Beiersdorf AG	1,352	151,673

Financials — 16.3%
Allianz SE	6,428	1,492,785
Commerzbank AG	14,241	195,181
Deutsche Bank AG	21,715	352,890
Deutsche Boerse AG	2,472	255,376
Muenchener Rueckversicherungs-
Gesellschaft AG	2,238	500,702
		2,796,934

Health Care — 5.4%
Fresenius Medical Care AG & Co. KGaA	2,911	281,534
Fresenius SE & Co. KGaA	5,548	463,470
Merck KGaA	1,782	190,757
		935,761

Industrials — 13.8%
Deutsche Lufthansa AG	6,403	204,380
Deutsche Post AG	13,469	616,956
Siemens AG	10,850	1,548,357
		2,369,693

Information Technology — 11.2%
Infineon Technologies AG	15,474	423,710
SAP SE	13,250	1,507,432
		1,931,142

Materials — 21.8%
BASF SE	12,484	1,361,531
Bayer AG	11,486	1,494,608
HeidelbergCement AG	1,911	194,727
Linde AG *	2,474	533,039
ThyssenKrupp AG	5,995	159,965
		3,743,870

Real Estate — 1.5%
Vonovia SE	5,965	262,390

Telecommunication Services — 4.6%
Deutsche Telekom AG	43,224	787,530

Utilities — 3.0%
E.ON SE	29,011	342,355
RWE AG *	6,705	167,623
		509,978

Security Description	Shares	Fair Value
Common Stocks (continued)
TOTAL COMMON STOCKS
(Cost $14,564,553)		$16,145,889
Preferred Stocks — 4.7%
Consumer Discretionary — 2.7%
Volkswagen AG (1.30%)	2,596	471,472
Consumer Staples — 2.0%
Henkel AG & Co. KGaA (1.33%)	2,405	337,605
TOTAL PREFERRED STOCKS
(Cost $894,205)		809,077
TOTAL INVESTMENTS — 98.7%
(Cost $15,458,758)		16,954,966
Other Assets in Excess of Liabilities — 1.3%		231,331
TOTAL NET ASSETS — 100.0%		$17,186,297

*	Non-income producing security.

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of October 31, 2017)

Materials	21.8%
Consumer Discretionary	18.2
Financials	16.3
Industrials	13.8
Information Technology	11.2
Health Care	5.4
Telecommunication Services	4.6
Utilities	3.0
Consumer Staples	2.9
Real Estate	1.5
Total Investments	98.7
Other Assets in Excess of Liabilities	1.3
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
October 31, 2017

	Horizons NASDAQ 100® Covered Call ETF	Horizons S&P 500® Covered Call ETF	Horizons DAX Germany ETF
Assets:
Investments, at cost	$131,001,159	$49,790,300	$15,458,758
Investments, at value (Note 2)	$160,419,561	$63,302,287	$16,954,966
Cash	1,729,560	—	90,821
Receivables:
Due From Related Party (Note 10)	99,686	—	101,330
Dividends and interest	21,358	52,383	—
Investments Receivable	—	16,007	—
Reclaims	—	505	42,036
Total Assets	162,270,165	63,371,182	17,189,153

Liabilities:
Payables:
Options written, at value (premiums received $1,960,892, $495,598 and $—)	4,212,480	698,351	—
Accrued Advisory fees	77,683	34,498	2,856
Due to custodian	—	9,660	—
Investments Payable	—	177	—
Total Liabilities	4,290,163	742,686	2,856
Net Assets	$157,980,002	$62,628,496	$17,186,297

Net Assets Consist of:
Paid-in capital	$149,861,950	$54,898,495	$16,139,301
Undistributed (accumulated) net investment income (loss)	—	—	—
Accumulated net realized gain (loss) on investments, options written and foreign currency transactions	(19,048,762)	(5,579,233)	(451,751)
Net unrealized appreciation (depreciation) on investments, options written and foreign currency translations	27,166,814	13,309,234	1,498,747
Net Assets	$157,980,002	$62,628,496	$17,186,297

Shares outstanding (unlimited number of shares of beneficial
interest authorized, without par value)	6,500,000	1,250,000	550,000
Net asset value, per share	$24.30	$50.10	$31.25

The accompanying notes are an integral part of these financial statements.

Statements of Operations

	Horizons NASDAQ 100® Covered Call ETF for the Year Ended October 31, 2017	Horizons S&P 500® Covered Call ETF[2] for the Period Ended October 31, 2017	Horizons S&P 500® Covered Call ETF for the Year Ended April 30, 2017	Horizons DAX Germany ETF for the Year Ended October 31, 2017
Investment Income:
Dividend income[1]	$1,028,171	$634,170	$1,343,885	$288,051

Expenses:
Advisory fees	545,575	201,877	414,379	60,961
Total Expenses	545,575	201,877	414,379	60,961
Advisory fees waived	—	—	—	(9,179)
Net Expenses	545,575	201,877	414,379	51,782
Net Investment Income (Loss)	482,596	432,293	929,506	236,269

Net Realized and Unrealized Gain (Loss) on:
Net Realized Gain (Loss) on:
Investments	(366,954)	1,493,952	1,186,496	(38,332)
Options written	(6,030,908)	(1,233,133)	(1,328,740)	—
In-kind transactions	—	—	—	116,917
Foreign currency transactions	—	—	—	(6,958)
Net Realized Gain (Loss)	(6,397,862)	260,819	(142,244)	71,627

Net Change in Unrealized Appreciation
(Depreciation) on:
Investments	23,962,362	3,158,572	7,863,100	3,234,680
Options written	(2,466,590)	(49,002)	(114,559)	—
Foreign currency translations	—	—	—	2,858
Net Change in Unrealized Appreciation
(Depreciation)	21,495,772	3,109,570	7,748,541	3,237,538

Net Realized and Unrealized Gain (Loss)
on Investments	15,097,910	3,370,389	7,606,297	3,309,165
Net Increase (Decrease) in Net Assets
Resulting From Operations	$15,580,506	$3,802,682	$8,535,803	$3,545,434
Foreign tax withheld	$—	$(17)	$506	$(43,027)

1	Net of Foreign tax withheld.
2	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end to from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Horizons NASDAQ 100® Covered Call ETF		Horizons S&P 500® Covered Call ETF
	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period Ended October 31, 2017[2]	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Investment Operations
Net investment income (loss)	$482,596	$278,349	$432,293	$929,506	$1,114,454
Net realized gain (loss) on investments,
options written and foreign
currency transactions	(6,397,862)	(2,572,947)	260,819	(142,244)	1,410,770
Net change in unrealized appreciation
(depreciation) on investments, options
written and foreign currency translation	21,495,772	4,323,156	3,109,570	7,748,541	(3,396,184)
Net increase (decrease) in net assets
resulting from operations	15,580,506	2,028,558	3,802,682	8,535,803	(870,960)

Distributions to Shareholders From:
Net investment income	(7,462,456)	(1,801,350)	(671,990)	(2,156,257)	(2,427,283)
Return of capital[1]	—	(2,129,774)	—	—	(940,860)
Total distributions	(7,462,456)	(3,931,124)	(671,990)	(2,156,257)	(3,368,143)

Shareholder Transactions:
Proceeds from shares sold	96,910,375	33,591,667	4,814,360	9,058,596	—
Cost of shares redeemed	—	(1,074,755)	(9,729,200)	(11,484,311)	(12,577,708)
Net increase (decrease) in net assets resulting
from shareholder transactions	96,910,375	32,516,912	(4,914,840)	(2,425,715)	(12,577,708)
Net increase (decrease) in net assets	105,028,425	30,614,346	(1,784,148)	3,953,831	(16,816,811)

Net Assets
Beginning of period	52,951,577	22,337,231	64,412,644	60,458,813	77,275,624
End of period	$157,980,002	$52,951,577	$62,628,496	$64,412,644	$60,458,813
Including undistributed (accumulated)
net investment income (loss) as follows:	$—	$—	$—	$—	$—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,400,000	950,000	1,352,500	1,402,500	1,702,500
Shares sold	4,100,000	1,500,000	100,000	200,000	—
Shares redeemed	—	(50,000)	(202,500)[3]	(250,000)	(300,000)
Shares outstanding, end of period	6,500,000	2,400,000	1,250,000	1,352,500	1,402,500

1	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund's website: https://us.horizonsetfs.com.
2	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.

3	Includes the redemption of the Advisor’s seed capital.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Horizons DAX Germany ETF
	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Investment Operations
Net investment income (loss)	$236,269	$250,829
Net realized gain (loss) on investments, options written and foreign currency transactions	71,627	(440,108)
Net change in unrealized appreciation (depreciation) on investments,
options written and foreign currency translation	3,237,538	(422,729)
Net increase (decrease) in net assets resulting from operations	3,545,434	(612,008)
Distributions to Shareholders From:
Net investment income	(403,498)	(117,627)
Return of Capital	(18,200)	—
Total distributions	(421,698)	(117,627)
Shareholder Transactions:
Proceeds from shares sold	3,074,616	—
Cost of shares redeemed	(2,613,010)	(1,163,350)
Net increase (decrease) in net assets resulting from shareholder transactions	461,606	(1,163,350)
Net increase (decrease) in net assets	3,585,342	(1,892,985)
Net Assets
Beginning of year	13,600,955	15,493,940
End of year	$17,186,297	$13,600,955
Including undistributed (accumulated) net investment income (loss) as follows:	$—	$175,741
Changes in Shares Outstanding:
Shares outstanding, beginning of year	550,000	600,000
Shares sold	100,000	—
Shares redeemed	(100,000)	(50,000)
Shares outstanding, end of year	550,000	550,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons NASDAQ 100® Covered Call ETF

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period December 12, 2013[1] Through October 31, 2014
For A Share Outstanding Throughout the
Periods Presented:
Net asset value, beginning of period	$22.06	$23.51	$24.04	$25.00

Investment operations:
Net investment income (loss)[2]	0.12	0.15	0.16	0.16
Net realized and unrealized gain (loss)
on investments and options written	3.93	0.53	1.47	1.11
Total from investment operations	4.05	0.68	1.63	1.27

Distributions from:
Net investment income	(1.81)	(1.06)	(1.92)	(0.35)
Return of capital[7]	—	(1.07)	(0.24)	(1.88)
Total distribution to shareholders	(1.81)	(2.13)	(2.16)	(2.23)
Net asset value, end of period	$24.30	$22.06	$23.51	$24.04
Total Return on Market Price[8]	18.81%	3.38%	7.48%	5.91%
Total Return on Net Asset Value[3]	19.04%	3.32%	7.25%	5.11%
Net assets, end of period (000's omitted)	$157,980	$52,952	$22,337	$12,022

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.60%	0.60%	0.60%	0.60%[4]
Net investment income (loss)	0.53%	0.69%	0.67%	0.74%[4]
Portfolio turnover rate[5]	4%	9%	13%	18%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund's website: https://us.horizonsetfs.com.
8	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons S&P 500® Covered Call ETF

	For the Period Ended October 31, 2017[8]		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period June 24, 2013[1] Through April 30, 2014
For A Share Outstanding Throughout
the Period Presented:
Net asset value, beginning of period	$47.62		$43.11	$45.39	$44.85	$40.00

Investment operations:
Net investment income (loss)[2]	0.34		0.66	0.70	0.63	0.52
Net realized and unrealized gain (loss)
on investments and options written	2.67		5.39	(0.90)	2.03	5.66
Total from investment operations	3.01		6.05	(0.20)	2.66	6.18

Distributions from:
Net investment income	(0.53)		(1.54)	(1.50)	(0.83)	(0.64)
Net Realized Gains	—		—	—	(0.63)	(0.69)
Return of capital[7]	—		—	(0.58)	(0.66)	—
Total distribution to shareholders	(0.53)		(1.54)	(2.08)	2.12	(1.33)
Net asset value, end of period	$50.10		$47.62	$43.11	$45.39	$44.85
Total Return on Market Price[9]	6.24%		14.54%	(0.67)%	6.47%	15.73%
Total Return on Net Asset Value[3]	6.35%		14.29%	(0.29)%	5.97%	15.59%
Net assets, end of period (000's omitted)	$62,628		$64,413	$60,459	$77,276	$27,024

Ratios/Supplemental Data:
Ratios to average net assets:
Net expenses	0.65%[4]		0.65%	0.65%	0.65%	0.65%[4]
Net investment income (loss)	1.39	%4	1.46%	1.61%	1.39%	1.37%[4]
Portfolio turnover rate[5]	8%[6]		21%	7%	12%	34%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund's website: https://us.horizonsetfs.com.
8	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
9	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons DAX Germany ETF

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 23, 2014[1] Through October 31, 2014
For A Share Outstanding Throughout the
Periods Presented:
Net asset value, beginning of period	$24.73	$25.82	$25.73	$25.00
Investment operations:
Net investment income (loss)[2]	0.48	0.45	0.73	(—)[3]
Net realized and unrealized gain (loss) on investments and foreign currency translations	6.91	(1.33)	(0.37)	0.73
Total from investment operations	7.39	(0.88)	0.36	0.73

Distributions from:
Net investment income	(0.83)	(0.21)	(0.27)	—
Return of Capital	(0.04)	—	—	—
Total distribution to shareholders	(0.87)	(0.21)	(0.27)	—
Net asset value, end of period	$31.25	$24.73	$25.82	$25.73
Total Return on Market Price[8]	31.52%	(2.77)%	0.56%	3.00%
Total Return on Net Asset Value[4]	30.40%	(3.41)%	1.34%	2.92%
Net assets, end of period (000’s omitted)	$17,186	$13,601	$15,494	$12,866

Ratios/Supplemental Data:
Ratios to average net assets:
Gross expenses	0.45%	0.45%	0.45%	0.45%[5]
Net expenses	0.38%	0.45%	0.45%	0.45%[5]
Net investment income (loss)	1.74%	1.86%	2.70%	(0.45)%[5]
Portfolio turnover rate[6]	9%	14%	9%	0%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
7	Not annualized.
8	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
October 31, 2017

1. ORGANIZATION

Horizons ETF Trust I, formerly known as Recon Capital Series Trust, ETF Series Trust and Sage Quant ETF Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF and Horizons DAX Germany ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are classified as non-diversified and Horizons S&P 500® Covered Call ETF is classified as diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 12, 2013, June 24, 2013 and October 23, 2014, respectively.

Horizons NASDAQ 100® Covered Call ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write Index”). The Buy Write Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ 100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ 100® Index) and sells covered call options that correspond to that basket of stocks.

Horizons S&P 500® Covered Call ETF seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index. The S&P 500® Stock Covered Call Index is comprised of all the equity securities in the S&P 500 Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the S&P 500® Stock Covered Call Index methodology. Effective July 10, 2017, Horizons S&P 500® Covered Call ETF reorganized from Exchange Listed Funds Trust into the Horizons ETF Trust I.

Horizons DAX Germany ETF seeks to provide investment results using a passive or indexing investment approach that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“DAX® Index”). The DAX® Index tracks the segment of the largest and most actively traded companies — known as blue chips — on the German equities market. It contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds follow the accounting and reporting guidelines issued in Topic 946, “Financial Services — Investment Companies,” by the Financial Accounting Standards Board (“FASB”).

Use of Estimates

These financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If there has been no sale or official closing price for a particular security on a particular day, one of the factors that a Fund will use to estimate the market price of that security is the midpoint of the bid/ask price of that security. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by an independent pricing service.

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

Notes to Financial Statements (continued)
October 31, 2017

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels and methodology are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The following summarizes inputs used as of October 31, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Horizons NASDAQ 100® Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$160,419,561	$—	$—	$160,419,561
Other Financial Instruments:
Options Written*	—	(4,212,480)	—	(4,212,480)
Total	$160,419,561	$(4,212,480)	$—	$156,207,081

Horizons S&P 500® Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$63,302,287	$—	$—	$63,302,287
Other Financial Instruments:
Options Written*	—	(698,351)	—	(698,351)
Total	$63,302,287	$(698,351)	$—	$62,603,936

Horizons DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$16,145,889	$—	$—	$16,145,889
Preferred Stocks	809,077	—	—	809,077
Total	$16,954,966	$—	$—	$16,954,966

†	See the Portfolio of Investments for breakdown by sector.
*	Written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations.

Notes to Financial Statements (continued)
October 31, 2017

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are Level 3 investments at the end of the period. It is the Trust’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the reporting period.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

Concentration of Risk

The Funds place cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Valuation

The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. The price used to calculate Market Price returns is determined by using the closing price and does not represent returns an investor would receive if shares were traded at other times.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification method of cost relief.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

Distributions to Shareholders

Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF distribute a monthly dividend of net investment company taxable income calculated during each monthly dividend calculation period. If, for any monthly distribution, net investment company taxable income (which term includes net short-term capital gains from option activity, etc.), if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Funds’ assets. Horizons DAX Germany ETF expects to declare and distribute all of its net investment income, if any, to shareholders as

Notes to Financial Statements (continued)
October 31, 2017

dividends at least semi-annually. The Funds make distributions of remaining net realized capital gains, if any, annually. The Funds may also make distributions at other times in order to improve index tracking or to maintain their eligibility for treatment as a regulated investment company under the Code and to avoid the imposition of excise taxes. A distribution may also include return of capital, although the Funds intend to take appropriate measures to minimize the return of capital in all events in a manner consistent with the provisions of the 1940 Act.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory and Supervisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Horizons ETFs Management (US) LLC (the “Adviser”), on behalf of the Funds. Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of the Funds’ securities portfolios. The Adviser is wholly-owned by Horizons ETFs Management (USA) LLC, which is deemed to be indirectly controlled by Hyeon Joo Park through his majority ownership of the ultimate parent of Horizons ETFs Management (USA) LLC. For its services, Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF and Horizons DAX Germany ETF pay the Adviser an annual rate of 0.60%, 0.65% and 0.45% respectively of each Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Funds, including the cost of transfer agency, trustees, custody, fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services. The types of Fund expenses that the Adviser is not obligated to pay under the Advisory Agreement are as follows: taxes and governmental fees; brokerage fees, commissions and other portfolio transaction expenses; costs of borrowing money (including interest expenses); extraordinary expenses (including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Fund to indemnify the Trust’s trustees, officers, employees, shareholders, distributors, and agents with respect thereto); organizational and offering expenses of the Trust and each Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles); and costs and/or fees, including legal fees, incident to meetings of the Trust’s shareholders, the preparation, printing and distribution of Fund product descriptions for distribution to shareholders or authorized participants, notices and proxy statements and reports of the Trust to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Trust’s existence and qualification to do business, and the expenses of issuing, redeeming, registering and qualifying for sale, Fund shares with federal and state securities authorities. The advisory fees paid by Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF and Horizons DAX Germany ETF for the period ended October 31, 2017 were $545,575, $201,877 and $60,961, respectively. The advisory fees paid by the Horizons S&P 500® Covered Call ETF for the year ended April 30, 2017 were $414,379 and such advisory fees were paid to Exchange Traded Concepts, LLC, which was its prior investment advisor.

Effective August 1, 2017, the Adviser, has contractually agreed to waive a portion of its management fee, which is 0.45% of the average daily net assets of the Horizons DAX Germany ETF, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2018. The advisory fees waived for the year ended October 31, 2017 for the Horizons DAX Germany ETF were $9,179.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than creation units, as defined in Note 4, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

The Board has adopted a distribution and service plan, where the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent Agreements

U.S. Bancorp Fund Services, LLC (“USBFS”) (in each capacity, the “Administrator”, “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Accounting Agent and Transfer Agent pursuant to the fund administration and accounting agreements. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian pursuant to the custody agreement.

Independent Trustees

Each Independent Trustee of the Trust received during the fiscal year ended October 31, 2017, an annual Trustee fee of $3,000 and is reimbursed for expenses relating to their services as Trustees by the Advisor.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the Index

Notes to Financial Statements (continued)
October 31, 2017

and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the Distributor.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 – 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At October 31, 2017, the cost of investments and options written, if applicable, on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Horizons NASDAQ 100® Covered Call ETF	$156,207,081	$—	$—	$—
Horizons S&P 500® Covered Call ETF	56,647,457	16,277,893	(10,321,414)	5,956,479
Horizons DAX Germany ETF	15,506,264	2,615,926	(1,164,685)	1,451,241

The difference between book-basis and tax-basis unrealized appreciation at October 31, 2017 is attributable primarily to the tax deferral of losses on wash sales and straddle adjustments.

At October 31, 2017, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:

Funds	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Horizons NASDAQ 100® Covered Call ETF	$7,325,879	$792,173	$—	$8,118,052
Horizons S&P 500® Covered Call ETF	183,126	1,590,396	5,956,479	7,730,001
Horizons DAX Germany ETF	—	(404,245)	1,451,241	1,046,996

The differences between book and tax basis components of net assets are primarily attributable to appreciation (depreciation) of investments or a mixed straddle adjustment and non-taxable distribution from regulated investment companies.

The tax character of distributions paid were as follows:

	Year or Period Ended October 31, 2017			Year Ended October 31, 2016 and Year Ended April 30, 2017[1]
Funds	Ordinary Income	Long-Term Capital	Return of Capital	Ordinary Income	Long-Term Capital	Return of Capital
Horizons NASDAQ 100® Covered Call ETF	$7,462,456	$—	$—	$1,801,350	$—	$2,129,774
Horizons S&P 500® Covered Call ETF	671,990	—	—	2,156,257	—	—
Horizons DAX Germany ETF	403,498	—	18,200	117,627	—	—

1	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end from April 30 to October 31.

Notes to Financial Statements (continued)
October 31, 2017

	Year Ended April 30, 2016
Fund	Ordinary Income	Long-Term Capital	Return of Capital
Horizons S&P 500® Covered Call ETF	$2,422,108	$5,175	$940,860

The capital loss carryover for each fund as of the year or period ended October 31, 2017 were as follows:

Capital Loss Carryover
Funds	Short Term	Long Term
Horizons NASDAQ 100® Covered Call ETF	$—	$—
Horizons S&P 500® Covered Call ETF	—	—
Horizons DAX Germany ETF	235,212	169,033

At October 31, 2017 the Funds did not have any Late-Year ordinary losses.

At October 31, 2017, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Horizons NASDAQ 100® Covered Call ETF	$6,979,860	$(6,979,860)	$—
Horizons S&P 500® Covered Call ETF	239,697	(245,550)	5,853
Horizons DAX Germany ETF	(8,512)	(108,405)	116,917

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year or period ended October 31, 2017:

	Purchases	Sales
Horizons NASDAQ 100® Covered Call ETF	$3,890,815	$15,539,523
Horizons S&P 500® Covered Call ETF	5,019,475	16,020,197
Horizons DAX Germany ETF	1,178,420	1,367,415

Purchases and sales of in-kind transactions for the year or period ended October 31, 2017:

	Purchases	Sales
Horizons NASDAQ 100® Covered Call ETF	$96,383,960	$—
Horizons S&P 500® Covered Call ETF	4,787,301	—
Horizons DAX Germany ETF	3,071,948	2,615,650

7. DERIVATIVE FINANCIAL INSTRUMENTS

Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF, in exchange for the premium, forego the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF, in exchange for the premium, accept the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF will record a gain or loss.

Horizons NASDAQ 100® Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write V2 Index”). The type of derivatives used by the Horizons NASDAQ 100® Covered Call ETF are call options on the NASDAQ 100® Index. Consistent with its investment strategy, the Horizons NASDAQ 100® Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write V2 Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Horizons NASDAQ 100® Covered

Notes to Financial Statements (continued)
October 31, 2017

Call ETF track the performance of the Buy Write V2 Index. Horizons NASDAQ 100® Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Horizons NASDAQ 100® Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Horizons NASDAQ 100® Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Horizons NASDAQ 100® Covered Call ETF will record a gain or loss.

Horizons S&P 500® Covered Call ETF writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the S&P 500® Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF and the prices of options relating to the securities purchased or sold by the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations at October 31, 2017, are:

	Equity Risk
	Liabilities (Options Written, at value)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Horizons NASDAQ 100® Covered Call ETF	$(4,212,480)	$(6,030,908)	$(2,466,590)
Horizons S&P 500® Covered Call ETF	(698,351)	(1,233,133)	(49,002)

For the year or period ended October 31, 2017, the monthly average fair value of the written options contracts held by the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF were $1,538,952 and $600,545, respectively.

8. PRINCIPAL RISKS

Each Fund is subject to the principal risks described below, some or all of these risks may adversely affect each Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Foreign Security Risk

Certain of the Funds invest directly or indirectly in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Risks Related to Investing in Germany

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the European Union (“EU”) and Economic and Monetary Union of the EU (“EMU”). As a result, these member states are dependent upon one another economically and politically.

During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany.

Notes to Financial Statements (continued)
October 31, 2017

Structural Risk

Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.

Heavy Governmental Control and Regulation

Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest.

Index Tracking Risk

While the Funds seek to achieve a high degree of correlation with the Indices, each Fund’s return may not match the returns of the respective Indices due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to an Index and incurs costs when buying and selling securities, particularly where a Fund must rebalance its securities holdings to reflect changes in the composition of an Index. Because these and other costs are not factored into the return of an Index, the Funds’ returns may deviate significantly from the return of the Indices.

The Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF may be unable to write options at the times or at the prices that the Indices expects such options to be written. Because these and other costs are not factored into the return of the Indices, the Funds’ return may deviate significantly from the return of the Index.

Counterparty Risk

The Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Political and Social Risk

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Horizons DAX Germany ETF invests.

Currency Risk

Because the Funds’ NAVs are determined in U.S. dollars, each Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Funds may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments.

Passive Management Risk

Because the Funds are not “actively” managed, unless a security is removed from an Index, the Funds generally would not sell the security. Therefore, the Funds may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Notes to Financial Statements (concluded)
October 31, 2017

Non-Diversified Risk

Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Because Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on each Fund’s NAV and may make each Fund more volatile than more diversified funds.

9. SUBSEQUENT EVENTS

On December 15, 2017, the underlying index for the Horizons S&P 500 Covered Call ETF changed from the S&P 500 Stock Covered Call Index to the CBOE S&P 500 2% OTM BuyWrite Index. Additionally, the Fund’s investment objective will also change from seeking investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Stock Covered Call Index to seeking investment results that, before fees and expenses, generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index. The new underlying index differs from the old underlying index in that its written call component is achieved by writing call options on S&P 500 Stock Index rather than on individual stocks that compose the S&P 500 Stock Index. Additionally, the new underlying index achieves its written call component by writing options with a strike price that is 2% out of the money. The old underlying index used a substantially similar approach that was based on a volatility formula to set a strike price.

Since October 31, 2017 the Funds paid out the following dividends:

Fund	Payable Date	Per Share Distribution
Horizons NASDAQ 100® Covered Call ETF	11/28/2017	$0.13217
Horizons S&P 500® Covered Call ETF	11/28/2017	0.06708
Horizons NASDAQ 100® Covered Call ETF	12/26/2017	0.24657
Horizons S&P 500® Covered Call ETF	12/26/2017	1.43499

10. DUE FROM RELATED PARTY

During the year ended October 31, 2016, the Horizons NASDAQ 100® Covered Call ETF and the Horizons DAX Germany ETF terminated their administrator and hired US Bancorp Fund Services (“US Bank”) to be their new administrator. During the conversion to US Bank, the prior administrator seized cash from the Funds’ custody accounts as a result of a fee dispute. The Funds are taking appropriate steps to recover these amounts from the prior administrator. As these amounts relate to disputed Fund expenses, the prior Advisor has agreed to reimburse each Fund for those amounts should the Funds be unsuccessful in their attempt to recover them from the prior administrator.

Report of Independent Registered Public Accounting Firm
October 31, 2017

To the Board of Trustees of Horizons ETF Trust I
and the Shareholders Horizons NASDAQ 100 Covered Call ETF,
Horizons S&P 500® Covered Call ETF, and Horizons DAX Germany ETF

We have audited the accompanying statements of assets and liabilities of Horizons NASDAQ 100 Covered Call ETF (formerly, Recon Capital NASDAQ 100 Covered Call ETF) and Horizons DAX Germany ETF (formerly, Recon Capital DAX Germany ETF), each a series of shares of beneficial interest in Horizons ETF Trust I (formerly, Recon Capital Series Trust) (the “Funds”), including the portfolios of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the three years in the period ended October 31, 2017 and for Horizons NASDAQ 100 Covered Call ETF, the period December 12, 2013 (commencement of operations) through October 31, 2014. We have also audited the accompanying statement of assets and liabilities of Horizons S&P 500® Covered Call ETF, a series of shares of beneficial interest in Horizons ETF Trust I, including the portfolio of investments, as of October 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Horizons DAX Germany ETF for the period October 23, 2014 (commencement of operations) through October 31, 2014 were audited by other auditors whose report dated December 29, 2014 expressed an unqualified opinion on such financial highlights. The statement of operations for the year ended April 30, 2017 and the statements of changes in net assets for the years ended April 30, 2017 and 2016 and the financial highlights for all years and periods through April 30, 2017 for Horizons S&P 500® Covered Call ETF have been audited by other auditors whose report dated June 23, 2017 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horizons NASDAQ 100 Covered Call ETF, Horizons S&P 500® Covered Call ETF, and Horizons DAX Germany ETF as of October 31, 2017, and the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods presented, except for the periods noted above that were audited by other auditors, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
December 28, 2017

Supplemental Information
October 31, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-855-496-3837. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at https://us.horizonsetfs.com.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-855-496-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://us.horizonsetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30 is available by calling toll-free at 1-855-496-3837 or by accessing the SEC’s website at www.sec.gov.

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Frequency Distribution of Premiums and Discounts
October 31, 2017

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Fund is determined by using the closing price. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each Fund.

The information shown for the Funds are for the period ended October 31, 2017.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in the premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price above or equal to NAV		Market Price below NAV
Funds	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Horizons NASDAQ 100® Covered Call ETF	0 – 49.9	494	50.41%	190	19.39%
December 12, 2013 – October 31, 2017	50 – 99.9	72	7.35%	51	5.20%
	100 – 199.9	48	4.90%	51	5.20%
	>200	33	3.37%	41	4.18%
	Total	647	66.03%	333	33.97%

Horizons S&P 500® Covered Call ETF	0 – 49.9	541	49.19%	470	42.73%
June 24, 2013 – October 31, 2017	50 – 99.9	24	2.18%	49	4.45%
	100 – 199.9	3	0.27%	13	1.18%
	>200	0	0.00%	0	0.00%
	Total	568	51.64%	532	48.36%

Horizons DAX Germany ETF	0 – 49.9	185	24.25%	261	34.21%
October 23, 2014 – October 31, 2017	50 – 99.9	47	6.16%	49	6.42%
	100 – 199.9	38	4.98%	41	5.37%
	>200	69	9.04%	73	9.57%
	Total	339	44.43%	424	55.57%

Board Review and Approval of Advisory Contracts
October 31, 2017 (Unaudited)

November 21, 2016 Board of Trustees Meeting

At an “in-person” special meeting held on November 21, 2016 (the “Meeting”) in New York, New York, the Board of Trustees (the “Board”) of the Recon Capital Series Trust (subsequently renamed Horizons ETF Trust I) (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the investment advisory agreement between Recon Capital Advisors, LLC (subsequently renamed Horizons ETF Management (US) LLC) and BullMark LatAm Select Leaders ETF, Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF and Recon Capital USA Managed Risk ETF, that would be effective upon the closing of the purchase of Recon Capital by Horizons ETF Management (USA) LLC, and Horizons S&P 500 Covered Call ETF, that would be effective upon the reorganization of existing Horizons S&P 500 Covered Call ETF into the new Horizons S&P 500 Covered Call ETF (collectively, the “Advisory Agreement”). The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

The Board met with representatives from Recon Capital, Horizons ETF Management (USA) LLC and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Advisory Agreement. The Board also reviewed materials provided by Recon Capital and Horizons ETF Management (USA) LLC including, but not limited to: (1) organizational overviews of Recon Capital and biographies of the personnel providing services to BullMark LatAm Select Leaders ETF, Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF, Recon Capital USA Managed Risk ETF and Horizons S&P 500 Covered Call ETF (each a “Fund” and, collectively, the “Funds”), (2) a copy of the Advisory Agreement, (3) informational response from Horizons ETF Management (USA) LLC, and (4) exchange-traded fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the respective Funds. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by Recon Capital to the Funds. The Board engaged in discussions with Recon Capital’s senior management responsible for the overall functioning of the Funds’ investment operations. The Board reviewed and considered the nature and extent of the investment advisory services provided by Recon Capital under the Advisory Agreement, noting that it included the supervisory services formerly provided by Recon Capital under a supervision agreement. The Board also noted that the nature, extent and quality of services provided Recon Capital were not expected to change after the transactions described above since the Recon Capital organization will essentially be the same except for certain infrastructure improvements.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Recon Capital who provide the advisory services to the Funds and concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Advisory Agreement. The Board also noted that the portfolio managers will not change after the Purchase.

Performance. The Board discussed each Fund’s performance in comparison to the performance of the specified benchmark index for the various periods.

It noted that the BullMark LatAm Select Leaders ETF seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of the BullMark LatAm Select Leaders Index. Since inception through October 31, 2016, the BullMark LatAm Select Leaders ETF returned 24.05% (NAV) versus 24.42% for the BullMark LatAm Select Leaders Index. The Board noted the short performance history to review, as the Fund’s inception was May 18, 2016.

It noted that the Recon Capital DAX Germany ETF seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of the DAX® Index. Since inception through October 31, 2016, the Recon Capital DAX Germany ETF returned 0.73% (NAV) versus 3.29% for the DAX Index. For the one-year period ended October 31, 2016, the Recon Capital DAX Germany ETF returned -3.41% (NAV) versus -2.44% for the DAX® Index. The Fund’s inception was October 23, 2014.

It noted that the Recon Capital NASDAQ 100 Covered Call ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100 BuyWrite V2 Index. Since inception through October 31, 2016, the Recon Capital NASDAQ 100 Covered Call ETF returned 16.47% (NAV) versus 17.62% for the CBOE NASDAQ-100 BuyWrite V2 Index. For the one-year period ended October 31, 2016, the QYLD ETF returned 3.32% (NAV) versus 4.28% for the CBOE NASDAQ-100 BuyWrite V2 Index. It was noted that on October 14, 2015, Recon Capital NASDAQ 100 Covered

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

Call ETF changed its index from CBOE NASDAQ-100 BuyWrite Index (BXN) to CBOE NASDAQ-100 BuyWrite V2 Index. The Fund’s inception was December 12, 2013.

It noted that the Recon Capital USA Managed Risk ETF seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of the STOXX USA 900 Minimum Variance Index. Since inception through October 31, 2016, the Recon Capital USA Managed Risk ETF returned -2.32% versus -2.40% for the STOXX USA 900 Minimum Variance Index. The Board noted the short performance history to review, as the Fund’s inception was September 20, 2016.

It noted that Horizons S&P 500 Covered Call ETF, a new series without a performance history, would have the same investment objective and strategy as the existing Horizons S&P 500 Covered Call ETF.

The Trustees evaluated the correlation and tracking error between the benchmark indexes and each Fund’s performance. Based on its review, the Board found that the performance, the nature and extent of services provided to each Fund under the respective Advisory Agreement were appropriate and that the quality was satisfactory.

Fees and Expenses. The Board (i) reviewed the advisory fee rates paid under the Advisory Agreement and the total expense ratios of each Fund and (ii) reviewed information provided by Recon Capital regarding the management fee rates paid by an expense peer group for each Fund. The Board noted that the aggregate expense ratios for the Funds were: 0.55% of the average daily net assets, 0.60% of the average daily net assets, 0.45% of the average daily net assets, 0.50% of the average daily net assets and 0.65% of the average daily net assets, of BullMark LatAm Select Leaders ETF, Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF, Recon Capital USA Managed Risk ETF and Horizons S&P 500 Covered Call ETF, respectively. The Board further noted that the advisory fee for each Fund was a unitary fee pursuant to which Recon Capital assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Board reviewed the fee information of peer ETFs identified by Recon Capital. Each Fund is subject to a unified fee arrangement, resulting in the advisory fee and total expense ratio being the same. However, Recon Capital does not pay the custody expenses for the BullMark LatAm Select Leaders ETF, resulting in that Fund having a slightly higher total expense ratio than its investment advisory fee.

The Board noted that in the case of the BullMark LatAm Select Leaders ETF, it had a higher expense ratio of 0.70% than its two peers, which were 0.49% and 0.62%. The Board noted that the total expense ratio for BullMark LatAm High Dividend ETF would be slightly higher than certain peer ETFs but found the proposed fees and expenses to still be within an acceptable range.

The Board noted that in the case of the Recon Capital DAX Germany ETF, none of the three peer ETFs had a lower investment advisory fee or expense ratio than the Recon Capital NASDAQ 100 Covered Call ETF’s investment advisory fee of 0.45%.

The Board noted that in the case of the Recon Capital NASDAQ 100 Covered Call ETF, none of the three peer ETFs had a lower advisory fee or expense ratio than the Recon Capital NASDAQ 100 Covered Call ETF’s expense ratio of 0.60%.

The Board noted that the advisory fee, 0.50%, and total expense ratio, 0.50%, for the Recon Capital USA Managed Risk ETF would be higher than the peer ETFs but found the proposed fees and expenses to still be within an acceptable range. The peer ETFs were existing ETFs and have had time to grow in terms of assets, while the Fund will be a new fund. In addition, the peer ETFs were part of larger ETF and mutual fund complexes as compared to the Recon Capital ETF complex. The Fund would be subject to a contractual fee waiver, that will lower its expense ratio to 0.30% until at least to February, 2018. The Board further noted that the Fund has certain features unique to it relative to its peer ETFs. For example, the Fund will rebalance monthly as compared to quarterly or semi-annually. The Fund’s index is also sophisticated in terms of its starting universe, construction and eventual constituents, all designed to minimize volatility.

The Board noted that in the case of the Horizons S&P 500 Covered Call ETF that it would be subject to the same advisory fee, 0.65%, and total expense ratio, 0.65%, as the existing Horizons S&P 500 Covered Call ETF.

The Board concluded that the advisory fee rates and total expense ratio for each Fund were acceptable.

Economies of Scale. The Board considered that each Fund still had a relatively short operating history and that the potential growth was uncertain. The Board therefore concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. The Board considered the profits realized by Recon Capital, taking into consideration other benefits to Recon Capital. The Board heard financial profit projections based upon assumptions about asset levels of each Fund and Recon Capital’s costs, noting that any such projections are speculative and do not guarantee Recon Capital’s profits. It was the consensus of

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

the Board that Recon Capital’s relationship with each Fund was not unreasonably profitable, especially because the advisory relationship between only one fund, Recon Capital 100 Covered Call ETF, was currently profitable to Recon Capital.

Other Benefits of the Relationship. The Board considered other benefits to Recon Capital derived from its relationship with each Fund and concluded that the advisory fees in each case were reasonable taking into account any such benefits.

Resources of the Adviser. The Board found that Recon Capital will continue to be financially sound as part of the significantly larger Mirae organization and will have even greater resources to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of Recon Capital and the policies and procedures formulated and adopted by Recon Capital for managing each Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board approved the Advisory Agreement, concluding that such approval was in the best interest of each Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

March 9 and 22, 2017 Board of Trustees Meetings

At a telephonic regular meeting of the Board of Trustees on March 9, 2017 and an “in-person” special meeting of the Board of Trustees held on March 22, 2017 in New York, New York, the Board of Trustees (the “Board”) of the Horizons ETF Trust I (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of (i) the investment advisory agreement between Horizons ETFs Management (US) LLC (“Horizons US”) and the Trust on behalf of two new series: Horizons Russell 2000 Covered Call ETF (“Russell 2000 Fund”) and Horizons China High Dividend ETF (“China High Dividend Fund”); and (ii) the Sub-Advisory Agreement between Horizons US and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Hong Kong”) on behalf of the China High Dividend Fund.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory and Sub-Advisory Agreements was in the best interests of the respective Funds. In evaluating whether to approve the Advisory Agreement for each Fund and Sub-Advisory Agreement for the China High Dividend Fund, the Board considered numerous factors, as described below.

Horizons Russell 2000 Covered Call ETF — Investment Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Horizons US to the Russell 2000 Fund under the Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Horizons US who will provide the advisory the Russell 2000 Fund. The Board also found that Horizons US has the necessary resources to effectively manage the Fund. The Board concluded that the nature and extent of the advisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Russell 2000 Fund and supported its decision to approve the Advisory Agreement and the addition of the Russell 2000 Fund to such Advisory Agreement.

Performance. The Board acknowledged that the Russell 2000 Fund is newly formed and has no performance record.

Fees and Expenses. The Board considered the anticipated expense ratio for the Russell 2000 Fund and reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the Russell 2000 Fund. The Board (i) reviewed the advisory fee rate proposed to be paid by the Russell 2000 Fund under the Advisory Agreement and the anticipated total expense ratio of the Russell 2000 Fund and (ii) reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the Russell 2000 Fund. The Board noted that the advisory fee, 0.70%, and total expense ratio, 0.70%, for the Russell 2000 Fund would be lower than one of its peer ETFs. The other two peer ETFs were also advised by Horizons US. The Board found the proposed fees and expenses to be within an acceptable range. It was noted that the peer ETFs were existing ETFs and have had time to grow in terms of assets, while the Russell 2000 Fund will be a new fund. The Board further noted that the Russell 2000 Fund has certain features unique to it relative to its peer ETFs. For example, the Russell 2000 Fund would be managed pursuant to a covered call strategy, which requires resources from Horizons US to implement and maintain.

The Board further noted that the advisory fee for the Russell 2000 Fund would be a unitary fee pursuant to which Horizons US assumes all expenses of the Russell 2000 Fund (including the cost of the sub-advisory fee, transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

The Board concluded that the proposed advisory fee rate and anticipated total expense ratio for the Russell 2000 Fund were acceptable.

Economies of Scale. The Board considered that the Russell 2000 Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. Since the Russell 2000 Fund has not begun operations and have not paid any fees to Horizons US, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to Horizons US to be derived from its relationship with the Russell 2000 Fund. Since the Russell 2000 Fund had begun operations and had not paid any fees to Horizons US, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser. The Board reviewed financial information provided to it by Horizons US and found that Horizons US and its parent companies to be financially sound and Horizons US has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of Horizons US and the policies and procedures formulated and adopted by Horizons US for managing the Russell 2000 Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board at the March 22, 2017 special meeting approved the Advisory Agreement, concluding that such approval was in the best interest of the Russell 2000 Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Horizons China High Dividend ETF — Investment Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Horizons US to the China High Dividend Fund under the Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Horizons US who will provide the advisory services and oversee the sub-advisory services to be provided by Mirae Hong Kong to the China High Dividend Fund. The Board noted that Horizons US will oversee Mirae Hong Kong as sub-adviser and provide various administrative services to the China High Dividend Fund. The Board concluded that the nature and extent of the advisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the China High Dividend Fund and supported its decision to approve the Advisory Agreement and the addition of the China High Dividend Fund to such Advisory Agreement. The Board also found that Horizons US has the necessary resources to effectively manage the China High Dividend Fund.

Performance. The Board acknowledged that the China High Dividend 2000 Fund is newly formed and has no performance record.

Fees and Expenses. The Board (i) reviewed the advisory fee rate proposed to be paid by the China High Dividend Fund under the Advisory Agreement and the anticipated total expense ratio of the China High Dividend Fund and (ii) reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the China High Dividend Fund. The Board (i) reviewed the advisory fee rate proposed to be paid by the China High Dividend Fund under the Advisory Agreement and the anticipated total expense ratio of the China High Dividend Fund and (ii) reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the China High Dividend Fund. The Board noted that the advisory fee, 0.70%, and total expense ratio, 0.70%, for the China High Dividend Fund would be lower than two of its peer ETFs and only 6 basis points [higher] than the other peer ETFs. The Board found the proposed fees and expenses to be within an acceptable range. It was noted that the peer ETFs were existing ETFs and have had time to grow in terms of assets, while the Fund will be a new fund.

The Board further noted that the advisory fee for the China High Dividend Fund would be a unitary fee pursuant to which Horizons US assumes all expenses of the China High Dividend Fund (including the cost of the sub-advisory fee, transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Board concluded that the proposed advisory fee rate and anticipated total expense ratio for the China High Dividend Fund were acceptable.

Economies of Scale. The Board considered that the China High Dividend Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. Since the China High Dividend Fund has not begun operations and have not paid any fees to Horizons US, the Board concluded that this was not a factor that needed to be considered at the present time.

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

Other Benefits of the Relationship. The Board considered other benefits to Horizons US to be derived from its relationship with the China High Dividend Fund. Since the Fund had begun operations and had not paid any fees to Horizons US, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser. The Board reviewed financial information provided to it by Horizons US and found that Horizons US and its parent companies to be financially sound and Horizons US has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of Horizons US and the policies and procedures formulated and adopted by Horizons US for managing the China High Dividend Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board at the March 22, 2017 special meeting approved the Advisory Agreement, concluding that such approval was in the best interest of the China High Dividend Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Horizons China High Dividend ETF — Sub-Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the sub-advisory services to be provided by Mirae Hong Kong to the China High Dividend Fund under the Sub-Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Mirae Hong Kong who will provide the advisory services to the China High Dividend Fund. The Board noted that Horizons US will oversee Mirae Hong Kong as sub-adviser. The Board concluded that the nature and extent of the sub-advisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the China High Dividend Fund and supported its decision to approve the Sub-Advisory Agreement on behalf of the China High Dividend Fund. The Board also found that Mirae Capital has the necessary resources to effectively manage the Fund.

Performance. The Board noted that the China High Dividend Fund had not begun operations determined that, accordingly, it was not appropriate to evaluate the performance of the China High Dividend Fund as compared to funds managed by other investment advisers at this time.

Fees and Expenses. The Board (i) reviewed the sub-advisory fee rate proposed to be paid by Horizons US to Mirae Hong Kong under the Sub-Advisory Agreement and (ii) reviewed information provided by Mirae Hong Kong about the sub-advisory services that it will provide to the China High Dividend Fund. The Board noted that Mirae Hong Kong will receive 30% of the advisory fee paid by the China High Dividend Fund to Horizons US. The Board found that the proposed fee split between affiliated companies was reasonable and appropriate in light of the sub-advisory services to be provided by Mirae Hong Kong to the China High Dividend Fund. The Board concluded that the proposed sub-advisory fee rate was acceptable.

Economies of Scale. The Board considered that the China High Dividend Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Sub-Advisory Agreement at the present time.

Profitability of the Adviser. Since the China High Dividend Fund has not begun operations and has not paid any fees directly to Horizons US and indirectly to Mirae Hong Kong, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to Mirae Hong Kong derived from its proposed relationship with the China High Dividend Fund. Since the China High Dividend Fund had begun operations, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Sub-Adviser. The Board reviewed financial information provided to it by Mirae Hong Kong and found that Mirae Hong Kong, which is an affiliate of Horizons US, and its parent companies are financially sound and Mirae Hong Kong has the resources necessary to perform its obligations under the Sub-Advisory Agreement.

General Conclusion. After considering and weighing all of the above factors, the Board at the March 22, 2017 special meeting approved the Sub-Advisory Agreement, concluding that such approval was in the best interest of the China High Dividend Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Sub-Advisory Agreement.

September 27, 2017 Board of Trustees Meeting

At an “in-person” meeting held on September 27, 2017 (the “Meeting”) in New York, New York, the Board of Trustees (the “Board”) of the Horizons ETF Trust I (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the: (1) proposed renewal of the amended and restated Investment Advisory Agreement (“Advisory Agreement”) between Horizons ETFs Management (US) LLC (“Horizons US”) and Horizons NASDAQ 100 Covered Call ETF (“QYLD”), Horizons DAX Germany ETF (“DAX”) and Horizons S&P 500 Covered Call ETF (“HSPX”); (2) the initial approval of the Advisory Agreement adding and subjecting Horizons Cadence Hedged US Dividend Yield ETF (“Cadence Fund”) and Horizons Lee Value Line Institutional Alpha ETF (“Lee Fund”) to the Advisory Agreement; (3) the initial approval of the Sub-Advisory Agreement on behalf of the Cadence Fund (“Cadence Sub-Advisory Agreement”) between Horizons US and Cadence Capital Management LLC (“Cadence Capital”); and (4) the initial approval of the Sub-Advisory Agreement on behalf of the Lee Fund (“Lee Sub-Advisory Agreement”) between Horizons US and Lee Capital Management LLC (“Lee Capital”).

The Board met with representatives from Horizons US, Cadence Capital and Lee Capital as well as with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of each Advisory and Sub-Advisory Agreement. The Board also reviewed the advisory and sub-advisory agreement approval materials provided by Horizons US, Cadence Capital and Lee Capital including, but not limited to: (1) organizational overviews of the Horizons US, Cadence Capital and Lee Capital and biographies of their respective personnel providing services to the Funds, (2) a copy of the Advisory Agreement and each Sub-Advisory Agreement, (3) the Form ADVs of Horizons US, Cadence Capital and Lee Capital, and (4) exchange-traded fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the respective Funds. In evaluating whether to approve the Advisory Agreement for each Fund and the Sub-Advisory Agreement for the Cadence Fund and Lee Fund, the Board considered numerous factors, as described below.

Horizons DAX Germany ETF, Horizons S&P 500 Covered Call ETF Horizons NASDAQ 100 Covered Call ETF and Horizons NASDAQ 100 Covered Call ETF — Investment Adviser

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by Horizons US to the DAX, HSPX and QYLD (the “Funds”). The Board engaged in discussions with the senior management of Horizons US responsible for the overall functioning of the Funds’ investment operations. The Board reviewed and considered the nature and extent of the investment advisory services provided by Horizons US under the Advisory.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Horizons US who provide the advisory and services to the Funds and concluded that the nature and extent of the advisory and services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to reapprove the Advisory Agreement for the Funds.

Performance. The Board discussed each Fund’s performance in comparison to the performance of the specified benchmark index for the various periods.

It noted that DAX seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of the DAX® Index. Since inception through July 31, 2017, the DAX returned 7.38% (NAV) versus 8.76% for the DAX® Index. For the one-year period ended July 31, 2017, the DAX returned 22.15% (NAV) versus 23.58% for the DAX® Index. The Fund’s inception was October 22, 2014. It was noted that the primary reason that DAX trailed its benchmark was because DAX, unlike the benchmark, had trading and other expenses.

It noted that HSPX seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of HSPX returned 9.28% (NAV) versus 8.85% for the SPXCC Index. For the one-year period ended July 31, 2017, HSPX returned 12.11% (NAV) versus 11.39% for the SPXCC Index. The Board noted that HSPX was reorganized on July 10, 2017 from the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of the Exchange Listed Funds Trust, into HSXP, a series of the Trust. It further noted that HSPX is a continuation of the Predecessor Fund, which was previously advised by Exchange Traded Concepts, LLC and sub-advised by Horizons ETFs Management (USA) LLC. The Board further noted that HSPX’s portfolio managers did not change as a result of the reorganization. It was noted that the primary reason that HSPX trailed its benchmark was because HSPX, unlike the benchmark, had trading and other expenses.

It noted that QYLD seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® BuyWrite V2 Index. Since inception through July 31, 2017, QYLD returned 8.02% (NAV) versus 10.09% for the CBOE NASDAQ-100® BuyWrite V2 Index. For the one-year period ended July 31, 2017, the QYLD returned 16.78% (NAV) versus 18.03% for the CBOE NASDAQ-100® BuyWrite V2 Index. It was noted that on October 14, 2015, QYLD changed its index from CBOE NASDAQ-100 BuyWrite Index (BXN) to CBOE NASDAQ-100 BuyWrite V2 Index

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

QYLD’s inception was December 12, 2013. It was noted that the primary reason that QYLD trailed its benchmark was because QYLD, unlike the benchmark, had trading and other expenses.

The Trustees evaluated the correlation and tracking error between the benchmark indexes and each Fund’s performance. Based on its review, the Board found that the nature and extent of services provided to each Fund under the respective Advisory Agreement were appropriate and that the quality was satisfactory.

Fees and Expenses. The Board (i) reviewed the advisory fee rates paid under the Advisory Agreement and the total expense ratio of each Fund and (ii) reviewed information provided by Horizons US regarding the management fee rates paid by an expense peer group for each Fund. The Board noted that the aggregate expense ratios for the Funds were: 0.45% of the average daily net assets, 0.65% of the average daily net assets and 0.60% of the average daily net assets, of DAX, HSPX and QYLD, respectively. The Board further noted that the advisory fee for each Fund was a unitary fee pursuant to which Horizons US assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Board reviewed the fee information of peer ETFs identified by Horizons US. The Board noted that in the case of DAX, it had a slightly lower investment advisory fee than a peer fund with and investment advisory fee of 3 basis points higher. The Board further noted that on August 1, 2017, Horizons US contractually agreed to waive a portion of its advisory fee and/or reimburse fees or expenses to 0.20 % of the average daily net assets of DAX until July 31, 2018.

The Board noted that in the case of HSPX, a relevant peer ETF had a higher expense ratio than HSPX’s expense ratio. The Board concluded that the management fee rates and total expense ratio for QYLD were acceptable, but noted that there existed few peer funds because of the uniqueness of its covered call strategy.

The Board noted that in the case of QYLD, a relevant peer ETF had a higher expense ratio than the QYLD’s expense ratio of 0.60%. The Board concluded that the management fee rates and total expense ratio for QYLD were acceptable, but noted that there existed few peer funds because of the uniqueness of its covered call strategy.

Economies of Scale. The Board considered that each Fund still had a relatively short operating history and that the potential growth was uncertain. The Board therefore concluded that it would be premature to consider economies of scale as a factor in reapproving the Advisory Agreement at the present time.

Profitability of the Adviser. The Board considered the profits realized by Horizons US, taking into consideration other benefits to Horizons US. The Board heard financial profit projections based upon assumptions about asset levels of each Fund and Horizons US’s costs, noting that any such projections are speculative and do not guarantee Horizons US’s profits. He noted that while the management of QYLD generate profits for Horizons US, DAX and HSPX were not profitable. It was the consensus of the Board that Horizons US’s relationship with each Fund was not unreasonably profitable.

Other Benefits of the Relationship. The Board considered other benefits to Horizons US derived from its relationship with each Fund and concluded that the advisory fees in each case were reasonable taking into account any such benefits.

Resources of the Adviser. The Board reviewed financial information provided to it by Horizons US and found that Horizons US and its parent companies to be financially sound and Horizons US has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of Horizons US and the policies and procedures formulated and adopted by Horizons US for managing each Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board approved the Advisory Agreement, concluding that such approval was in the best interest of each Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement on behalf of DAX, HSPX and QYLD.

Horizons Cadence Hedged US Dividend Yield ETF — Investment Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Horizons US to the Cadence Fund under the Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Horizons US who will provide the advisory services and oversee the sub-advisory services to be provided by Cadence Capital to the Cadence Fund. The Board noted that Horizons US will oversee Cadence Capital as sub-adviser, implement and manage a downside protection and risk management overlay strategy for the Cadence Fund, vote proxies and provide various administrative services to the Cadence Fund. The

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

Board concluded that the nature and extent of the advisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Cadence Fund and supported its decision to approve the Advisory Agreement and the addition of the Cadence Fund to such Advisory Agreement. The Board also found that Horizons US has the necessary resources to effectively manage the Cadence Fund.

Performance. The Board considered Horizons US’s plan to arrange for a public offering of shares of the Cadence Fund to raise assets for investment and that the offering had not yet begun and determined that, accordingly, it was not appropriate to evaluate the performance of the Cadence Fund as compared to funds managed by other investment advisers at this time.

Fees and Expenses. The Board (i) reviewed the advisory fee rate proposed to be paid by the Cadence Fund under the Advisory Agreement and the anticipated total expense ratio of the Cadence Fund and (ii) reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the Cadence Fund. The Board (i) reviewed the advisory fee rate proposed to be paid by the Cadence Fund under the Advisory Agreement and the anticipated total expense ratio of the Cadence Fund and (ii) reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the Cadence Fund. The Board noted that the advisory fee, 0.68%, and total expense ratio, 0.68%, for the Cadence Fund would be lower than two of its peer ETF and 13 basis points higher than the other peer ETFs. The Board found the proposed fees and expenses to be within an acceptable range. It was noted that the peer ETFs were existing ETFs and have had time to grow in terms of assets, while the Fund will be a new fund. The Board further noted that the Cadence Fund has certain features unique to it relative to its peer ETFs. For example, the Cadence Fund would be managed pursuant to a covered call strategy, which requires resources from Horizons US to implement and maintain.

The Board further noted that the advisory fee for the Cadence Fund would be a unitary fee pursuant to which Horizons US assumes all expenses of the Cadence Fund (including the cost of the sub-advisory fee, transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Board reviewed the advisory fee rates charged by Cadence Capital to non-ETF accounts managed by the firm and noted the significant differences between the ETF product and the non-ETF products and services.

The Board concluded that the proposed advisory fee rate and anticipated total expense ratio for the Cadence Fund were acceptable.

Economies of Scale. The Board considered that the Cadence Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. Since the Cadence Fund has not begun operations and have not paid any fees to Horizons US, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to Horizons US to be derived from its relationship with the Cadence Fund. Since the Fund had begun operations and had not paid any fees to Horizons US, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser. The Board reviewed financial information provided to it by Horizons US and found that Horizons US and its parent companies to be financially sound and Horizons US has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of Horizons US and the policies and procedures formulated and adopted by Horizons US for managing the Cadence Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board approved the Advisory Agreement, concluding that such approval was in the best interest of the Cadence Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Horizons Cadence Hedged US Dividend Yield ETF — Sub-Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the sub-advisory services to be provided by Cadence Capital to Cadence Fund under the Sub-Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Cadence Capital who will provide the advisory services to the Cadence Fund. The Board noted that Horizons US will oversee Cadence Capital as sub-adviser. The Board concluded that the nature and extent of the sub-advisory services to be provided are necessary and appropriate for the conduct

Board Review and Approval of Advisory Contracts (continued)
October 31, 2017 (Unaudited)

of the business and investment activities of the Cadence Fund and supported its decision to approve the Sub-Advisory Agreement on behalf of the Cadence Fund. The Board also found that Cadence Capital has the necessary resources to effectively manage the Fund.

Performance. The Board noted that the Cadence Fund had not begun operations determined that, accordingly, it was not appropriate to evaluate the performance of the Cadence Fund as compared to funds managed by other investment advisers at this time. The Board was presented with the performance data of other non-ETF funds and accounts managed by the firm with a similar investment strategy and recognized the strong performance of these funds and accounts in a relatively short period of time.

Fees and Expenses. The Board (i) reviewed the sub-advisory fee rate proposed to be paid by Horizons US to Cadence Capital under the Sub-Advisory Agreement and (ii) reviewed information provided by Cadence Capital about the sub-advisory services that it will provide to the Cadence Fund. The Board noted that Cadence Capital will receive 50% of the advisory fee of 0.50% paid by the Cadence Fund to Horizons US. The Board found that the proposed fee split was reasonable and appropriate in light of the sub-advisory services to be provided by Cadence Capital to the Cadence Fund. The Board concluded that the proposed sub-advisory fee rate was acceptable.

Economies of Scale. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. Since the Cadence Fund has not begun operations and has not paid any fees directly to Horizons US and indirectly to Cadence Capital, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to Cadence Capital derived from its proposed relationship with the Cadence Fund. Since the Cadence Fund had begun operations, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Sub-Adviser. The Board reviewed financial information provided to it by Cadence Capital and found that Cadence Capital is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement.

General Conclusion. After considering and weighing all of the above factors, the Board approved the Sub-Advisory Agreement, concluding that such approval was in the best interest of the Cadence Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Sub-Advisory Agreement.

Horizons Lee Value Line Institutional Alpha ETF — Investment Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Horizons US to the Lee Fund under the Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Horizons US who will provide the advisory services and oversee the sub-advisory services to be provided by Lee Capital to the Lee Fund. The Board noted that Horizons US will oversee Lee Capital as sub-adviser, implement and manage a downside protection and risk management overlay strategy for the Lee Fund, vote proxies and provide various administrative services to the Lee Fund. The Board concluded that the nature and extent of the advisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Lee Fund and supported its decision to approve the Advisory Agreement and the addition of the Lee Fund to such Advisory Agreement. The Board also found that Horizons US has the necessary resources to effectively manage the Lee Fund.

Performance. The Board considered Horizons US’s plan to arrange for a public offering of shares of the Lee Fund to raise assets for investment and that the offering had not yet begun and determined that, accordingly, it was not appropriate to evaluate the performance of the Lee Fund as compared to funds managed by other investment advisers at this time.

Fees and Expenses. The Board (i) reviewed the advisory fee rate proposed to be paid by the Lee Fund under the Advisory Agreement and the anticipated total expense ratio of the Lee Fund and (ii) reviewed information provided by Horizons US regarding the advisory fee rates paid by an expense peer group for the Lee Fund. The Board noted that the advisory fee, 0.85%, and total expense ratio, 0.85%, for the Lee Fund would be lower than three peer ETFs and higher than one peer ETF, concluding that the proposed fees and expenses to be within an acceptable range. The peer ETFs were existing ETFs and have had time to grow in terms of assets, while the Fund will be a new fund.

The Board further noted that the advisory fee for the Lee Fund would be a unitary fee pursuant to which Horizons US assumes all expenses of the Lee Fund (including the cost of the sub-advisory fee, transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Board Review and Approval of Advisory Contracts (concluded)
October 31, 2017 (Unaudited)

The Board concluded that the proposed advisory fee rate and anticipated total expense ratio for the Lee Fund were acceptable.

Economies of Scale. The Board considered that the Lee Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. Since the Lee Fund has not begun operations and have not paid any fees to Horizons US, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to Horizons US to be derived from its relationship with the Lee Fund. Since the Fund had begun operations and had not paid any fees to Horizons US, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser. The Board reviewed financial information provided to it by Horizons US and found that Horizons US and its parent companies to be financially sound and Horizons US has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of Horizons US and the policies and procedures formulated and adopted by Horizons US for managing the Lee Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board approved the Advisory Agreement, concluding that such approval was in the best interest of the Lee Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Horizons Lee Value Line Institutional Alpha ETF — Sub-Adviser

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the sub-advisory services to be provided by Lee Capital to the Lee Fund under the Sub-Advisory Agreement.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Lee Capital who will provide the advisory services to the Lee Fund. The Board noted that Horizons US will oversee Lee Capital as sub-adviser. The Board concluded that the nature and extent of the sub-advisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Lee Fund and supported its decision to approve the Sub-Advisory Agreement on behalf of the Lee Fund. The Board also found that Lee Capital has the necessary resources to effectively manage the Fund.

Performance. The Board noted that the Lee Fund had not begun operations determined that, accordingly, it was not appropriate to evaluate the performance of the Lee Fund as compared to funds managed by other investment advisers at this time.

Fees and Expenses. The Board (i) reviewed the sub-advisory fee rate proposed to be paid by Horizons US to Lee Capital under the Sub-Advisory Agreement and (ii) reviewed information provided by Lee Capital about the sub-advisory services that it will provide to the Lee Fund. The Board noted that Lee Capital will receive 50% of the advisory fee of 0.50% paid by the Lee Fund to Horizons US. The Board found that the proposed fee split was reasonable and appropriate in light of the sub-advisory services to be provided by Lee Capital to the Lee Fund. The Board concluded that the proposed sub-advisory fee rate was acceptable.

Economies of Scale. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Sub-Advisory Agreement at the present time.

Profitability of the Adviser. Since the Lee Fund has not begun operations and has not paid any fees directly to Horizons US and indirectly to Lee Capital, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to Lee Capital derived from its proposed relationship with the Lee Fund. Since the Lee Fund had begun operations, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Sub-Adviser. The Board reviewed financial information provided to it by Lee Capital and found that Lee Capital is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement.

General Conclusion. After considering and weighing all of the above factors, the Board approved the Sub-Advisory Agreement, concluding that such approval was in the best interest of the Lee Fund and its shareholders. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Sub-Advisory Agreement.

Trustees and Officers of the Trust
October 31, 2017 (Unaudited)

The Board of the Trust consists of four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). Robinson Jacobs, an Independent Trustee, serves as Chairman of the Board. The Board is responsible for overseeing the management and operations of the Trust, including the general supervision of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration, operation and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Trust’s other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. In reaching its conclusion, the Board also has considered the (i) experience, qualifications, attributes and/or skills, among others, of its members, (ii) each person’s character and integrity, (iii) the length of service as a board member of the Trust, (iv) each person’s willingness to serve and ability to commit the time necessary to perform the duties of a Trustee, and (v) as to each Independent Trustee, such Trustee’s status as not being an “interested person” (as defined in the 1940 Act) of the Trust.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, years of birth, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the fund complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees

Robinson Jacobs, 1978	Trustee and Chairman of the Board of Trustees	Since July 2014	Comprehensive Financial Management (Investment Management) (August 2016 – Present); Analyst, Gagnon Securities (September 2012 – August 2016); Vice President, CSL Capital (April 2011 – May 2012); Consultant to various hedge fund groups.	3	None.

Mark Buckley-Jones, 1979	Trustee	Since July 2014	Controller and Chief Compliance Officer, Numina Capital Management, LLC (January 2014 – Present); Chief Financial Officer, VS Capital Partners, LP (August 2011 – December 2013) and Berman Capital Management, LP (May 2007 – July 2011).	3	None.

John L. Jacobs, 1959	Trustee	Since September 2015	Independent Consultant (January 2015 – Present); Executive Vice President, Global Information Services, of The NASDAQ OMX Group (January 2010 – January 2015).	3	None.

Interested Trustees

Garrett Paolella, 1986	Trustee, President, Chief Executive Officer	Since November 2013	Managing Partner, Horizons ETFs Management (US) LLC (October 2011 – Present); Executive Director, MKM Partners (research, sales and trading firm) (June 2008 – January 2011).	3	None.

1	The address for each Trustee is 1 Landmark Square, 7th Floor, Stamford, Connecticut 06901.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

Trustees and Officers of the Trust (concluded)
October 31, 2017 (Unaudited)

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During the Past Five Years
Christopher W. Roleke, 1972	Treasurer and Chief Financial Officer	Since February 2017	2011 to Present – Managing Director and Fund Principal Financial Officer, Foreside Fund Officer Services, LLC.

Troy M. Cates, 1976	Secretary	Since March 2016	Partner and Head of Trading, Horizons ETFs Management (US) LLC (September 2014 – present); Executive Director, MKM Partners (research, sales and trading firm) (July 2006 – August 2014).

Rodney L. Ruehle, 1969	Chief Compliance Officer	Since December 2016	Fund Chief Compliance Officer, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc. 2008 to 2016; Chief Compliance Officer of Context Capital Funds, 2015 to present; Chief Compliance Officer of Praxis Mutual Funds, 2015 to present; Chief Compliance Officer, Asset Management Funds, 2009 to 2016; Chief Compliance Officer of Tributary Funds, Inc., 2009 to present; Chief Compliance Officer, Penn Series Funds, Inc., 2012 to 2014.

1	The address for each officer is 1 Landmark Square, 7th Floor, Stamford, Connecticut 06901.
2	Officers are elected yearly by the Trustees.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s Trustees and is available, without charge, upon request, by calling 1-855-496-3837.

Federal Tax Information
October 31, 2017 (Unaudited)

For the fiscal year ended October 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Horizons NASDAQ 100® Covered Call ETF	0.00%
Horizons S&P 500® Covered Call ETF	0.00%
Horizons DAX Germany ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2017 was as follows:

Horizons NASDAQ 100® Covered Call ETF	0.00%
Horizons S&P 500® Covered Call ETF	0.00%
Horizons DAX Germany ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Horizons NASDAQ 100® Covered Call ETF	93.53%
Horizons S&P 500® Covered Call ETF	35.67%
Horizons DAX Germany ETF	0.00%

Pursuance to section 853 of the Code, the following Funds designated the following amounts as foreign taxes paid for the fiscal year ended October 31, 2017. Foreign taxes paid for the purposes of section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
Horizons DAX Germany ETF	$331,078	$43,027	$0.6019600	$0.0782309

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of has determined that there is at least one audit committee financial expert serving on its audit committee. Mark Buckley-Jones is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 10/31/2016
Audit Fees	$35,000	$52,000
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$8,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

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The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 10/31/2016
Audit-Related Fees	0%	0%
Tax Fees	100%	100%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Mark Buckley-Jones, Robinson Jacobs, and John Jacobs.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable since no such divestments during the period covered.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this
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report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Registrant’s Code of Ethics is filed herewith.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(3) Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HORIZONS ETF TRUST I

By	(Signature and Title)	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(Principal Executive Officer)

Date	1/3/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(Principal Executive Officer)

Date	1/3/2018

By	(Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Treasurer (Principal Financial Officer)

Date	12/28/2017

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